As filed with the Securities and Exchange Commission on February 10, 2005

Commission File Nos. 333-86046

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 100	☒

KILICO Variable Annuity Separate Account

(Exact Name of Registrant)

Kemper Investors Life Insurance Company

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois 60196

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, including Area Code:

(847) 605-6120

James P. Brennan, Sr., Esq.

Kemper Investors Life Insurance Company

3003-77th Avenue, S.E.

Mercer Island, Washington 90840

(Name and Address of Agent for Service)

Copies To:

Frank J. Julian, Esq.	Mary Jane Wilson-Bilik, Esq.
Chase Insurance Life and Annuity Company	Sutherland Asbill & Brennan LLP
2500 Westfield Drive	1275 Pennsylvania Avenue, NW
Elgin, Illinois 60123-7836	Washington, D.C. 20004

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) at the close of business pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on March 25, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Units of Interest in the Separate Account under the Contracts

Supplement Dated March     , 2005

to the Prospectus Dated May 1, 2004

Zurich Archway/Scudder ZS4 Annuity

Issued by

KEMPER INVESTORS LIFE INSURANCE COMPANY

Through the

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement updates information contained in the prospectus for the Zurich Archway/Scudder ZS4 Annuity. Please attach it to your prospectus and retain it for future reference.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfer During Accumulation Period section, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•	Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

Please contact the Annuity Contact Center at 1-800-621-5001 for more information.

Supplement Dated March     , 2005

to the Prospectus Dated May 1, 2004

Zurich Archway/Scudder ZS4SM Annuity

Issued by

KEMPER INVESTORS LIFE INSURANCE COMPANY

Through the

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement updates information contained in the prospectus for the Zurich Archway/Scudder ZS4 SM Annuity. Please attach it to your prospectus and retain it for future reference.

Enhancements to the Market Value Adjustment (“MVA”) Option

Effective March     , 2005 (the “Effective Date”), we are amending your contract or certificate by putting a “floor” on the MVA feature and increasing the Guaranteed Interest Rate to 3% on those Guarantee Period Values crediting less than 3%. For this to occur, we must issue an endorsement to your annuity contract or certificate (the “MVA Endorsement”). (For convenience, we use the term “contract” to apply to both contracts and certificates.)

The purpose of this MVA Endorsement is to enhance the MVA formula for your annuity contract by limiting (i.e., putting a “floor” on) any downward MVA that might be applied after the Effective Date to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, regardless of any changes in interest rates, if you withdraw or transfer money from a Guarantee Period before it expires and after the Start Date, the return on your Guarantee Period Value as of the Start Date (before any deductions for contract charges) will not be less than the contract’s new guaranteed interest rate of 3% per annum from the Start Date. The Start Date is the later of the Effective Date of the MVA Endorsement or the beginning of a new Guarantee Period.

In applying the MVA formula, each amount allocated to a different Guarantee Period or allocated at different times will be considered separately.

The specific terms of this change to your annuity contract are described in the MVA Endorsement.

As a result of the issuance of the MVA Endorsement, the interests under the contract relating to the MVA Option are no longer registered under the Securities Act of 1933. No other changes are being made to your contract. All other terms and conditions remain unchanged.

ILLUSTRATION OF THE NEW “FLOOR” ON THE DOWNWARD MVA

Purchase Payment	$40,000

Guarantee Period	5 Years

Guaranteed Interest Rate	5% Annual Effective Rate

The following examples illustrate how the new “floor” on a downward MVA may affect the values of your Contract upon a withdrawal. In these examples, the Guarantee Period starts on the Effective Date of the MVA Endorsement (i.e., the Start Date); a withdrawal occurs one year after the Start Date. The MVA operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

The Guarantee Period Value for this $40,000.00 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

The MVA will be based on the rate we are crediting at the time of the withdrawal on new money allocated to a Guarantee Period with a duration equal to the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show how the Withdrawal Charge (if any) is calculated (which would be calculated separately after the MVA).

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period.

Example of Full Withdrawal

Upon a full withdrawal, the market value adjustment factor would be:

* Actual calculation utilizes 10 decimal places.

Before the MVA Endorsement was added to your Contract:

The MVA would result in a reduction of $2,316.67 from the Guarantee Period Value:

-$2,316.67 = -.0551589 x $42,000.00

The Market Adjusted Value after applying the MVA without the floor would have been:

$39,683.33 = $42,000.00 - $2,316.67

After the MVA Endorsement is added to your Contract:

The downward MVA is subject to a “floor” so that the downward MVA can remove only interest credited in excess of 3% on the Guarantee Period Value from the Start Date. The “floor” in this example is calculated as:

-$800.00 = $40,000.00 x (1 + .03) - $40,000.00 x (1 + .05)

2

The Market Adjusted Value after applying the floored downward MVA would be:

$41,200.00 = $42,000.00 - $800.00

A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge. The Withdrawal Charge on a full withdrawal is thus:

$2,160.00 = ($40,000.00 x .9) x .06

Thus, the amount payable on a full withdrawal after the application of the MVA floor would be:

$39,040.00 = $41,200.00 - $2,160.00

Example of Partial Withdrawal

If instead of a full withdrawal, assume that 50% of the Guarantee Period Value was withdrawn from the contract (partial withdrawal of 50%).

The original MVA formula applied to a 50% partial withdrawal would be:

-$1,158.34 = 50% x -$2,316.67

After the MVA Endorsement is added to your contract, the downward MVA is subject to the floor of -$800.00 described above.

The Market Adjusted Value after applying the floored downward MVA would be:

$20,200.00 = $21,000.00 - $800.00

The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Remaining Purchase Payments subject to a withdrawal charge, as there are no prior withdrawals:

$972.00 = ($20,200.00 – (.10 x $40,000.00)) x .06

Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal after the application of the MVA floor would be:

$19,228.00 = $20,200.00 - $972.00

Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

*         *         *

Please contact the Annuity Contact Center at 1-800-621-5001 for more information.

3

INCORPORATION BY REFERENCE

The contents of post-effective amendment No. 5 to the registration statement on Form N-4 (File No. 333-86046) (the “Registration Statement”) filed with the Commission on April 28, 2004, including the prospectus, statement of additional information and exhibits thereto and each of the documents incorporated by reference therein, are incorporated by reference in this post-effective amendment No. 6 to the Registration Statement. This post-effective amendment No. 6 to the Registration Statement includes the facing page, the market value adjustment supplement, the market timing policies and procedures supplement, this page, interim third quarter unaudited financial statements for the Registrant and for the depositor, Kemper Investors Life Insurance Company, Part C, the signature page, an exhibit index, and the exhibits, including the required consents, an endorsement to the contract, and an endorsement to the certificate to the contract.

PART 1. FINANCIAL STATEMENTS

ITEM 1. Interim Financial Statements

Kemper Investors Life Insurance Company

Balance Sheets

(in thousands, except share data)

	September 30, 2004	December 31, 2003
	(unaudited)
Assets
Fixed maturity securities, available for sale, at fair value (amortized cost: September 30, 2004, $675,197; December 31, 2003, $627,793)	$685,374	$619,055
Equity securities, at fair value (cost: September 30, 2004 $4,130; December 31, 2003, $2,458)	4,867	2,774
Short-term investments	31,778	34,181
Joint venture mortgage loans	7,417	7,417
Third-party mortgage loans	—	52,955
Other real estate-related investments	268	5,495
Policy loans	24,564	—
Other invested assets	1,837	2,117

Total investments	756,105	723,994

Cash and cash equivalents	26,297	28,331
Accrued investment income	8,561	10,475
Reinsurance recoverable	3,969,399	3,992,659
Deferred insurance acquisition costs	23,815	273,307
Deferred income taxes	178,592	203,383
Federal income tax receivable	52,322	33,067
Modified coinsurance receivable — related party	796,984	762,480
Other assets and receivables	139,425	71,131
Assets held in separate accounts	15,267,168	15,122,214

Total assets	$21,218,668	$21,221,041

Liabilities
Future policy benefits	$4,401,399	$4,319,667
Other policyholder benefits and funds payable	145,017	150,092
Payable to reinsurers	—	97,573
Modified coinsurance payable — related party	786,917	758,853
Deferred income tax liabilities	23,517	114,600
Other accounts payable and liabilities	102,354	19,748
Liabilities related to separate accounts	15,267,168	15,122,214

Total liabilities	20,726,372	20,582,747

Commitments and contingent liabilities

Stockholder’s equity
Capital stock-$10 par value, authorized 300,000 shares; issued and outstanding 250,000 shares	2,500	2,500
Additional paid-in capital	841,633	841,633
Accumulated other comprehensive income (loss)	5,667	(12,283)
Retained deficit	(357,504)	(193,556)

Total stockholder’s equity	492,296	638,294

Total liabilities and stockholder’s equity	$21,218,668	$21,221,041

See accompanying notes to consolidated financial statements.

Kemper Investors Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

(in thousands)

(unaudited)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2004	2003	2004	2003
Revenue
Net investment income	$5,434	$45,212	$20,416	$156,277
Net realized investment gains (losses)	(3,936)	71,037	841	75,962
Premium (expense), net	—	(1,626)	—	(1,073)
Separate account fees and charges	17,142	21,348	49,239	69,217
Broker-dealer commission revenue	—	5,138	—	18,671
Modified coinsurance income — related party	17,299	—	13,444	—
Other income (expense)	1,571	(5,241)	2,021	2,926

Total revenue	37,510	135,868	85,961	321,980

Benefits and Expenses
Interest credited to policyholders	2,411	30,263	9,954	109,888
Claims incurred and other policyholder benefits	20,753	7,313	44,304	15,404
Taxes, licenses and fees	625	870	2,665	(2,990)
Commissions	5,403	9,698	15,991	39,754
Broker-dealer commission expense	—	5,224	—	18,646
Operating expenses	5,189	7,387	10,313	29,058
Deferral of insurance acquisition cost	—	(11,055)	—	(44,534)
Amortization of deferred insurance acquisition costs	2,157	115,037	11,982	145,631
Amortization of value of business acquired	—	54,006	—	56,828
Amortization of other intangible assets	—	127	—	506

Total benefits and expenses	36,538	218,870	95,209	368,191

Income (loss) before income tax expense (benefit)	972	(83,002)	(9,248)	(46,211)

Income tax expense (benefit)
Current	(8,462)	(12,226)	(19,258)	3,490
Deferred	8,801	(20,222)	16,035	(22,861)

Total income tax expense (benefit)	339	(32,448)	(3,223)	(19,371)

Net income (loss) before cumulative effect of accounting change, net of tax	633	(50,554)	(6,025)	(26,840)

Cumulative effect of accounting change, net of tax	—	—	(157,923)	—

Net income (loss)	$633	$(50,554)	$(163,948)	$(26,840)

See accompanying notes to consolidated financial statements.

Kemper Investors Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2004	2003	2004	2003
Net income (loss)	$633	$(50,554)	$(163,948)	$(26,840)

Other comprehensive income (loss), before tax:

Unrealized holding gains (losses) on securities:
Unrealized gains (losses) on derivatives	(9)	(10)	2,329	1,226
Unrealized holding gains (losses) on investments	19,253	(96,974)	14,514	7,618
Unrealized holding gains (losses) on separate accounts investments, reclassified to the general account assets per SOP 03-1	786	—	1,577	—
Reclassification adjustment for (gains) losses included in net income	5,921	(113,079)	3,221	(119,691)

Net unrealized holding gains (losses) on securities	25,951	(210,063)	21,641	(110,847)

Reclassification adjustments for items included in net income (loss):
Adjustment to value of business acquired		4,901		3,228
Adjustment for deferred insurance acquisition costs	—	30,767	(984)	18,323

Other comprehensive income (loss), before related income tax expense (benefit)	25,951	(174,395)	20,657	(89,296)
Related income tax expense (benefit)	2,775	(58,904)	2,707	(29,119)

Other comprehensive income (loss), net of tax	23,176	(115,491)	17,950	(60,177)

Comprehensive income (loss)	$23,809	$(166,045)	$(145,998)	$(87,017)

See accompanying notes to consolidated financial statements.

Kemper Investors Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

(in thousands)

(unaudited)

	Nine months ended September 30,
	2004	2003
Cash flows from operating activities
Net (loss) income	$(163,948)	$(26,840)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Cumulative effect accounting change	157,923	—
Net realized investment (gains) losses	(841)	(75,962)
Interest credited and other charges	9,954	109,888
Amortization of deferred insurance acquisition costs and VOBA	11,982	202,459
Amortization of net discount/premium on investments	14,414	15,465
Capitalization of deferred policy acquisition costs and VOBA	—	(44,534)
Depreciation and other amortization	21	534
Deferred income tax expense	14,667	6,146
Cash provided by (used in) changes in operating assets and liabilities
Federal income taxes receivable	(17,351)	(27,297)
Life insurance policy liabilities	(1,421)	(21,288)
Other policyholder funds	(9,057)	(31,804)
Change in policy liabilities due to reinsurance with FKLA	23,260	(3,394,143)
Change in deferred policy acquisition costs due to reinsurance with FKLA	—	75,951
Other, net	(86,005)	83,412

Net cash used in operating activities	(46,402)	(3,128,013)

Cash flows from investing activities
Cash from investments sold or matured:
Fixed maturity securities held to maturity	—	151,672
Fixed maturity and equity securities available for sale	186,563	4,122,262
Mortgage loans, policy loans and other invested assets	305,992	393,316
Cost of investments purchased or loans originated:
Fixed maturity and equity securities	(245,595)	(1,406,488)
Mortgage loans, policy loans and other invested assets	(278,256)	(62,694)
Short-term investments, net	2,051	(35,178)
Net change in receivable and payable for securities transactions	75	19,633
Net change in other assets	38,959	3,151

Net cash provided by investing activities	9,789	3,185,674

Cash flows from financing activities
Policyholder account balances:
Deposits	346,888	264,169
Withdrawals	(338,021)	(167,785)
Cash dividends	—	(10,006)
Cash overdrafts	25,712	—

Net cash provided by financing activities	34,579	86,378

Net (decrease) increase in cash	(2,034)	144,039
Cash, beginning of period	28,331	47,436

Cash, end of period	$26,297	$191,475

See accompanying notes to consolidated financial statements.

Kemper Investors Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

1.	Basis of Presentation

Kemper Investors Life Insurance Company, (the “Company” or “KILICO”) is licensed in the District of Columbia and all states, except New York. Zurich Life Insurance Company of New York (“ZLICONY”), a wholly-owned subsidiary through September 3, 2003, is licensed to conduct business in the State of New York. The Company also owned PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc., collectively referred to as the PMG group of companies (“PMG”), Investors Brokerage Services, Inc., and Investors Brokerage Services Insurance Agency, Inc. through September 3, 2003. The Company is a wholly-owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is an indirect wholly-owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”), a holding company. ZHCA is an indirect wholly-owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (“ZFS”), a Swiss holding company.

We have prepared the accompanying consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. As used herein, the “Company,” “we,” “our” and similar terms include Kemper Investors Life Insurance Company and its wholly-owned subsidiaries through September 3, 2003, unless the context indicates otherwise. These consolidated financial statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of the balance sheets, consolidated operating results, and consolidated cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2004. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2003. Certain prior period amounts have been reclassified to conform to the current period presentation. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries through September 3, 2003. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, deferred insurance acquisition costs, provisions for real estate-related losses and reserves, other temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes and future policy benefit reserves. Actual results could differ materially from those estimates.

2.	Sales and Reinsurance Ceded and Assumed

BANK ONE. On September 3, 2003 (the “Closing Date”), the Company transferred portions of its business through a one hundred percent coinsurance arrangement, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). Prior to the Closing Date, the Company, FKLA, Zurich Life Insurance Company of America (“ZLICA”) and Fidelity Life Association, a Mutual Legal Reserve Company (“FLA”) operated under the trade name “Zurich Life” and were all, except FLA, direct, wholly-owned subsidiaries of Kemper. Following the Closing Date, the Company remains a direct, wholly-owned subsidiary of Kemper.

These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the “Purchase Agreement”), between ZHCA, Kemper, KILICO, ZFS, Banc One Insurance Holdings, Inc. (“BOIH”) and Bank One Corporation (“Bank One”). Under the Purchase Agreement, Kemper, an indirect subsidiary of ZFS, agreed to sell the capital stock of FKLA, ZLICA and Zurich Direct, Inc. to BOIH. BOIH further agreed to acquire control of all the KILICO Subsidiaries.

On September 3, 2003 the Company transferred most of the general account liabilities through a one hundred percent coinsurance arrangement, ceded 100% of all direct individual life insurance renewal premiums and ceded a majority of the separate account liabilities on a modified coinsurance basis to FKLA. Reinsured policies also included certain policies to be written by the Company through September 3, 2004. Ownership of the underlying separate account assets was not transferred to FKLA. The Company remains responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded to FKLA and is not relieved of its obligations

In consideration of FKLA’s assumption of the General Account Liabilities, the Company transferred to FKLA the Transferred Coinsurance Assets, less a Ceding Commission, as described below. “Transferred Coinsurance Assets,” as calculated on a statutory accounting basis, were defined as (a)(i) all of the issued and outstanding shares of the Company’s Subsidiaries and certain other assets (software, fixtures, equipment, etc.), (ii) certain investment assets and (iii) cash or cash equivalents, having an aggregate market value equal to the amount as of the Closing Date of the General Account Reserves, as defined in the Coinsurance Agreement, plus (b) the Company’s interest maintenance reserve as of the Closing Date (excluding interest maintenance reserve as a result of the realization of gain associated with transferring the Transferred Coinsurance Assets at market value rather than book value) minus (c) the aggregate amount of accruals with respect to the Reinsured Policies. Pursuant to the Coinsurance Agreement, FKLA established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company funded with assets equal to one hundred percent of the general account reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account in effect until the general account reserves are $400 million or less. At September 30, 2004, the reinsurance recoverable from FKLA was approximately $3.5 billion compared to approximately $3.6 billion at December 31, 2003.

The Company also transferred to FKLA in consideration of FKLA’s reinsurance of future liabilities and obligations, in respect of the Reinsured Policies, future premiums, premiums receivable, policy loan receivables, reinsurance recoverables, separate account revenues, agents debit balances and all other fees, charges and amounts. In addition, pursuant to the Coinsurance Agreement, the administerial actions required of the Company with respect to the Business Owned Life Insurance policies (the “BOLI Policies”) are performed by FKLA in exchange for an income stream of 8 to 12 basis points earned on the value of the invested assets of the BOLI Policies. The Company has also agreed that, for a period of three years following the Closing Date, it will not, except under limited circumstances, issue any new BOLI Policies going forward.

The “Ceding Commission”, discussed above, was $120.0 million, subject to a market value adjustment with respect to the Transferred Coinsurance Assets. The Ceding Commission was not transferred from FKLA to the Company, but rather was withheld from the investment assets transferred from the Company to FKLA as part of the Transferred Coinsurance Assets. Both the Company and FKLA finalized their settlement in February 2004. The closing adjustment resulted in a $9.3 million decrease in payable to reinsurers on the balance sheet as of February 2004.

The Company previously assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts (“GICs”). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company’s general account, is recorded as a future policy benefit, and will expire in November 2004. At September 30, 2004, the Funding Agreement balance was $100.7 million compared to $100.2 million at December 31, 2003.

FNWL. The Company entered into a modified coinsurance treaty (the “Modified Coinsurance Agreement”) on December 1, 2003 with an affiliate, Farmers New World Life Insurance Company (“FNWL”). FNWL is a stock life insurance company domiciled in the state of Washington. Initially, the Company assumed all existing Non-Qualified Individual Flexible Payment Deferred (“NQ-FPDA”) and Non-Qualified Individual Single Premium Deferred (“NQ-SPDA”) annuities from FNWL. No portion of the assets constituting the consideration was transferred to the Company. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities will be assumed by the Company. In exchange, the Company will receive all reinsurance premiums and pay benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive services reasonably necessary pursuant to this agreement. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative in the financial statements of the Company per SFAS 133, Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (“DIG B36”) and was valued at $28.9 million at September 30, 2004. The modified coinsurance receivable from FNWL was $797.0 million and $762.5 million at September 30, 2004 and December 31, 2003, respectively. The modified coinsurance payable to FNWL was $786.9 million and $758.9 million, at September 30, 2004 and December 31, 2003, respectively.

FLA. The Company’s ceded future policy benefits reflect coinsurance (indemnity reinsurance) transactions where the Company insured liabilities in 1991 and 1992 with FLA. The reinsurance recoverables were approximately $200.8 million and approximately $207.7 million at September 30, 2004 and December 31, 2003, respectively.

TRANSAMERICA RE. The net amount at risk of the guaranteed minimum death benefits (“GMDB”) and guaranteed retirement income benefits (“GRIB”) on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of September 30, 2004 and December 31, 2003, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts with Transamerica Re amounted to approximately $67.1 million and approximately $26.3 million, respectively.

ZICBB. The Company is also a party to a reinsurance agreement with an affiliated company, Zurich Insurance Company, Bermuda Branch (“ZICBB”). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, approximately 98% of the net amount at risk (death benefit payable to the insured less the insured’s separate account cash surrender value) related to separate account BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB. At September 30, 2004 and December 31, 2003, reinsurance recoverables totaling approximately $230.8 million and approximately $206.2 million, respectively, were secured by a trust agreement, which was supported by cash and invested assets with a fair value of approximately $255.0 million and $235.4 million at September 30, 2004 and December 31, 2003, respectively.

3.	Adoption of New Accounting Standards

SOP 03-1

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (“AcSEC”) issued a final Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (the “SOP” or “SOP 03-1”). The SOP was adopted effective January 1, 2004. The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require the Company to:

•	Recognize expenses for a variety of contracts and contract features, including guaranteed minimum death benefits (“GMDB”) and guaranteed retirement income benefits (“GRIB”), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

•	Report and measure assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Report and measure the Company’s interest in its separate accounts as general account assets based on our proportionate beneficial interest in the separate account’s underlying assets; and

•	Capitalize sales inducements that meet specified criteria and amortize such amounts over the life of the contracts using the same methodology as used for amortizing deferred policy acquisition costs (“DAC”).

On January 1, 2004, the Company recorded a $157.9 million cumulative effect adjustment to earnings. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes. At January 1, 2004, the date of initial application, the cumulative effect of the adoption of the SOP was comprised of the following individual impacts:

Cumulative Effect of Adoption

(in millions)

	Net Income (Loss)	Other Comprehensive Net Loss
Establishing GMDB and GRIB reserves for annuity contracts	$(6.4)
Amortization of insurance acquisition costs (DAC)	(236.5)

Total cumulative effect of adoption before tax	(242.9)
Related income tax benefit	(85.0)

Total cumulative effect of adoption, net of tax	$(157.9)	$(157.9)

Unrealized gains of certain separate account assets reclassified to general accounts, net of tax		$1.2

Total other comprehensive net loss		$(156.7)

GMDB and GRIB Reserves for Annuity Contracts. The Company sold variable annuity contracts with guaranteed minimum death benefits (“GMDB”) and guaranteed retirement income benefits (“GRIB”) equal to the greater of (1) the account value; (2) the sum of all premium payments less prior withdrawals accumulated at 5%; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The GMDB is payable upon death. For policies with GRIB, the guarantee applies to the funds available to purchase an annuity after seven years. The Company currently reinsures approximately 31% of the benefit guarantees associated with its in-force block of business. As of December 31, 2003, prior to the adoption of SOP 03-1, the Company had recorded a liability for GMDB and GRIB benefits sold with variable annuity products of approximately $46.6 million. Subsequent to the adoption of the SOP, the Company recorded an additional liability for GMDB and GRIB benefits of approximately $6.4 million. For the nine month period ended September 30, 2004, $36.5 million of additional future policyholder liabilities related to the GMDB and GRIB benefits were recorded due to SOP 03-1. The determination of the GMDB and GRIB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, annuitization elections and mortality experience. The models use 1,000 stochastic equity scenarios selected from the American Academy of Actuaries’ C3 Phase 2 Report. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs. SOP 03-1 modified how liability reserves are calculated for the variable annuity contracts issued by the Company. Prior to SOP 03-1, a GMDB reserve was established for all contracts and a GRIB reserve was established only for contracts deemed to have annuitized. These reserves reflected the present value of future benefits with no offset against future revenues. Under SOP 03-1, a reserve is established for all contracts, resulting in additional recognition of future policy benefits. However, the reserve is reduced by a percentage of future revenues, resulting in a relatively small reserve increase at implementation.

Amortization of Deferred Insurance Acquisition Costs. The Company has deferred certain acquisition costs (“DAC”) in accordance with SFAS 97 “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,” and amortizes those costs over the term of the policies. With the initial adoption of the SOP, $236.5 million of DAC was amortized to reflect the reduction in future estimated gross profits (EGPs) in the amount by which future revenues offset future benefits in the reserve calculation.

Gross Exposure or Net Amount at Risk

(in millions)

	September 30, 2004	December 31, 2003
In the Event of Death:
Account Value	$3,749.1	$3,757.1
Net Amount at Risk	947.1	739.5
Average attained age of contractholders	61 years	61 years
At Annuitization:
Account Value	$3,524.5	$3,519.8
Net Amount at Risk	880.7	682.7
Average attained age of contractholders	61 years	61 years

At both December 31, 2003 and September 30, 2004, the Company held approximately $3.8 billion of variable annuities that contained GMDB and GRIB benefits. The Company’s total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB and GRIB commitments), related to these guaranteed death and annuitization benefits was approximately $947.1 million at September 30, 2004 and was approximately $739.5 million at December 31, 2003. After reinsurance, the Company’s net exposure was approximately $629.1 million and $462.7 million at September 31, 2004 and December 31, 2003, respectively.

Summary of Liabilities for Guarantees

(in millions)

	Liability for GMDB	Liability for GRIB
Balance at January 1, 2004	$9.3	$87.7
Less reinsurance recoverables	6.3	37.7

Net balance at January 1, 2004	3.0	50.0

Incurred guaranteed benefits	8.2	33.2
Paid guaranteed benefits	(4.8)	—

Net change in guaranteed benefits	3.4	33.2

Net balance at September 30, 2004	6.4	83.2
Plus reinsurance recoverables	8.7	56.8

Balance at September 30, 2004	$15.1	$140.0

Separate Account Presentation. The Company had recorded certain market value adjusted (“MVA”) fixed annuity products as separate account assets and liabilities through December 31, 2003. Notwithstanding the MVA feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP.

On January 1, 2004, market value reserves of approximately $64.1 million included in separate account liabilities were revalued at their current account value to the general account, and the related separate account assets were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value; however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, are recorded in other comprehensive income rather than net income. Net investment income was increased by those investments reclassified to the general account and change in claims and other policyholder benefits were increased due to changes in reserves, with a corresponding decrease in separate account fees.

EITF 03-01

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on Issue 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”). EITF 03-1 adopted a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with Statement of Position (“SOP”) 03-03, “Accounting for Loans and Certain Debt Securities Acquired in a Transfer.” EITF 03-1 does replace the impairment guidance for investments accounted for under EITF Issue 99-20, “Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”); however, investors will be required to determine if a security is other-than-temporarily impaired under EITF 03-1 if the security is determined not to be impaired under EITF 99-20. The disclosure provisions of EITF 03-1 were adopted by the Company effective December 31, 2003 and were included in Note 4 of the Notes to Consolidated Financial Statements incorporated in the Company’s 2003 Form 10-K Annual Report.

On September 30 2004, the Financial Accounting Standards Board (“FASB”) issued a final FASB Staff Position (“FSP”), FSP EITF Issue 03-1-1 that delays the effective date for the measurement and recognition guidance included in paragraphs 10 through 20 of EITF 03-1. The deferral is expected to last for one quarter. The disclosure requirements required by EITF 03-1 have not been deferred. In addition, during September 2004 the FASB issued a proposed FSP EITF Issue 03-1-a, which proposes guidance on the application of paragraph 16 of EITF 03-1 to debt securities that are impaired because of interest rate and/or sector spread increases. The comment period for the proposed FSP runs until October 29, 2004.

The Company is still assessing the impact of adoption of this standard on the Company’s financial condition and results of operations.

4.	Securities Lending

The Company has a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than one year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $6,000 in the third quarter of 2004 and was approximately $72,000 in the third quarter of 2003. For the first nine months of 2004 and 2003, respectively, the Company earned approximately $23,000 and $271,000 from securities lending activity. The Company’s securities on loan at September 30, 2004 consisted of U.S. Treasury bonds and a corporate bond and had an estimated fair value of approximately $49.9 million. There were not any securities on loan at December 31, 2003.

5.	Off-Balance Sheet Transactions

On September 30, 2004, the Company satisfied its obligation to provide a financial guarantee in the form of an extended standby credit enhancement to a third party letter of credit by funding $25.1 million to the issuer of the letter of credit. This standby credit enhancement was in support of bonds issued to finance the development of a certain retirement property in Texas, with an original expiration date of March 22, 2004. On March 15, 2004, the agreement was extended to September 30, 2004 in exchange for a nominal fee.

In the first week of October 2004, the third party fulfilled its obligation to the Company by relinquishing its rights to the collateral pool assets, valued at approximately $18.0 million, and paying the Company $7.1 million in cash. In conjunction with the transaction, the United States Treasury bond valued at $28.4 million previously deposited with the issuer of the letter of credit has been released.

6.	Derivatives

In April 2003, the FASB released Statement 133 (“SFAS 133”) Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (“DIG B36”). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer’s receivable and ceding company’s payable arising from modified coinsurance or similar arrangements. SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance arrangement because the yield on the receivable and payable is based on a specified proportion of the ceding company’s return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company), with earlier application as of the beginning of a fiscal quarter permitted. The Company adopted DIG B36 on October 1, 2003.

On December 1, 2003, the Company entered into a Modified Coinsurance Agreement with FNWL, which was impacted by the provisions of DIG B36. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative. At September 30, 2004 and December 31, 2003, the Company had an embedded derivative valued at $28.9 million and $25.9 million, respectively, recorded in modified coinsurance receivable — related party with the corresponding income and expenses recorded in modified coinsurance income (expense) — related party during the respective reporting periods.

A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement with a notional value of $100.0 million, which expires in November 2004 with Zurich Capital Markets, Inc., an affiliated counterparty. The interest swap is a cash flow hedge of the floating rate funding agreement. Each period, gains and losses resulting from changes in the fair value of the swap contract are recorded to accumulated other comprehensive income (loss). The terms of the swap contract have been structured to match the terms of the hedged item. No net gains or losses, resulting from hedge ineffectiveness, were recognized in results of operations, during the quarter ended September 30, 2004 or year ended December 31, 2003.

At September 30, 2004 and December 31, 2003, the swap agreement had a negative market value of approximately $ 2.2 million and approximately $4.5 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying balance sheets. A single net payment is made by one counterparty at each due date. The Company paid approximately $ 2.4 million and approximately $4.6 million year to date through September 30, 2004, and December 31, 2003, respectively, as settlement for the difference between the fixed-rate and floating-rate interest.

7.	Operations by Business Segment

The Company has two primary operating segments, life insurance and annuities. In the following table, the Company uses the captions “net operating income (loss)” and “operating income (loss)” as operating measures of segment performance. Net operating income (loss) is calculated by deducting net realized investment gains (losses) on investments after tax, from net income (loss). Operating income (loss) is calculated by excluding amortization of intangibles and cumulative effect of accounting changes in addition to the removal of net realized gains (losses) on investments, after tax, from net income (loss). Net realized investment gains or (losses) are excluded from net operating income (loss) because they can, in part, be discretionary and are not indicative of operational trends.

It is important to note that operating income (loss) and net operating income (loss) should not be viewed as substitutes for income from continuing operations before federal income taxes or net income (loss) determined in accordance with GAAP, rather they are considered supplementary measures the Company believes are useful in analyzing its results of operations. Also, the Company’s definitions of these non-GAAP financial measures may differ from those used by other companies.

	Business Segments (in thousands)
	Three Months Ended September 30, 2004			Three Months Ended September 30, 2003
	Life	Annuity	Total	Life	Annuity	Total
Net income (loss)	$(899)	$1,532	$633	$(2,952)	$(47,602)	$(50,554)

Net realized investment gains (losses), net of tax	0	(2,558)	(2,558)	18	46,156	46,174

Net operating income (loss)	$(899)	$4,090	$3,191	$(2,970)	$(93,758)	$(96,728)

Amortization of intangibles	0	0	0	—	127	127

Operating income (loss)	$(899)	$4,090	$3,191	$(2,970)	$(93,631)	$(96,601)

	Business Segments (in thousands)
	Nine months Ended September 30, 2004			Nine months Ended September 30, 2003
	Life	Annuity	Total	Life	Annuity	Total
Net income (loss)	$(1,247)	$(162,701)	$(163,948)	$5,414	$(32,254)	$(26,840)

Net realized investment gains, net of tax	—	547	547	419	48,956	49,375

Net operating income (loss)	$(1,247)	$(163,248)	$(164,495)	$4,995	$(81,210)	$(76,215)

Amortization of intangibles	—	—	—	—	506	506
Cumulative effect of accounting change, net of tax	—	(157,923)	(157,923)	—	—	—

Operating income (loss)	$(1,247)	$(5,325)	$(6,572)	$4,995	$(80,704)	$(75,709)

Total assets	$10,837,427	$10,381,241	$21,218,668	$10,335,414	$9,392,195	$19,747,609

Total reserve for policyholder benefits in the general account	$835,757	$3,565,642	$4,401,399	$816,616	$3,527,430	$4,344,046
Total separate account liabilities	9,825,887	5,441,281	15,267,168	9,329,178	5,111,654	14,440,832

Total reserve for policyholder benefits	$10,661,644	$9,006,923	$19,668,567	$10,145,794	$8,639,084	$18,784,878

8.	Nonaccrual Loans

Nonaccrual loans are real estate-related investments, or mortgage loans, for which the likelihood of collection of principal or interest is doubtful. Interest does not accrue on real estate-related investments when it is judged that the likelihood of interest collection is doubtful. Troubled real estate-related investments consisted of loans on nonaccrual status primarily related to mortgage loans on properties located in Hawaii. The Hawaii property loans were paid in full in August 2004. The principal received totaled approximately $6.9 million and generated approximately $2.1 million of realized gains from the release of the reserve plus $0.3 million of realized gains from the payoff. There were no loans or reserves for loans on nonaccrual status at September 30, 2004, while $2.1 million was reserved on approximately $7.1 million of mortgage loans at December 31, 2003.

9.	Legal Proceedings

We have been named as a defendant in certain lawsuits incidental to our insurance business. Management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position or results of operations.

10.	Regulatory Proceedings

In connection with a recent industry-wide probe, the Company, along with other insurers, received inquiries on November 1 and 8, 2004 from the North Carolina and Illinois departments of insurance related to compensation and marketing arrangements. Such inquiries were made in the form of a subpoena and demand for production of information. The Company is complying with the inquiries and responding in due course. The Company is currently evaluating these inquiries and has not yet determined the impact, if any, to the Company. The Company may receive similar inquiries from other state insurance departments.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED

September 30, 2004

(in thousands)

	AIM Variable Insurance Funds (a)				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount (a)	AIM V.I. Health Sciences Subaccount (a)	AIM V.I. Real Estate Subaccount (a)	AIM V.I. Utilities Subaccount (a)	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$962	2,888	5,285	15,167	111,138	22,665	66,062	28,086	6,238
Dividends and other receivables	—	—	—	14	1	31	—	—	—

Total assets	962	2,888	5,285	15,181	111,139	22,696	66,062	28,086	6,238

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	43

Contract owners’ equity	$962	2,888	5,285	15,181	111,139	22,696	66,062	28,086	6,195

Accumulation Period	$962	2,888	5,259	15,142	111,008	22,658	66,060	28,086	6,195
Annuity Period	—	—	26	39	131	38	2	—	—

Total Contract Owners’ Equity	$962	2,888	5,285	15,181	111,139	22,696	66,062	28,086	6,195

Units Outstanding	79	250	355	2,242	11,020	619	9,948	1,029	259

(a)	Effective October 15, 2004, fund name was changed from INVESCO Variable Investment Funds, Inc.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Financial Services.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Health Sciences.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Real Estate Opportunity.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Utilities.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Post-Venture Capital Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	25,370	35,108	35,876	18,753	149,473	13,178	693	11,949	78,765
Dividends and other receivables	—	—	—	—	12	—	—	17	—

Total assets	25,370	35,108	35,876	18,753	149,485	13,178	693	11,966	78,765

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	25,370	35,108	35,876	18,753	149,485	13,178	693	11,966	78,765

Accumulation Period	25,358	35,053	35,864	18,753	149,387	13,169	693	11,714	78,554
Annuity Period	12	55	12	—	98	9	—	252	211

Total Contract Owners’ Equity	25,370	35,108	35,876	18,753	149,485	13,178	693	11,966	78,765

Units Outstanding	3,988	4,304	3,197	2,263	11,750	1,683	49	566	3,527

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Fidelity Variable Insurance Products Fund			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	62,270	58,735	119,609	7,659	1,582	3,230	12,315	10,902	4,759
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	62,270	58,735	119,609	7,659	1,582	3,230	12,315	10,902	4,759

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	62,270	58,735	119,609	7,659	1,582	3,230	12,315	10,902	4,759

Accumulation Period	62,208	58,693	119,258	7,641	1,582	3,230	12,315	10,902	4,759
Annuity Period	62	42	351	18	—	—	—	—	—

Total Contract Owners’ Equity	62,270	58,735	119,609	7,659	1,582	3,230	12,315	10,902	4,759

Units Outstanding	2,307	1,745	1,146	619	111	286	1,209	1,054	367

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Franklin Templeton Variable Insurance Products Trust		ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	J.P. Morgan Series Trust II			Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING VP Emerging Markets Subaccount	ING VP Natural Resources Trust Subaccount	JPMorgan International Equity Subaccount (b)	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Capital Appreciation Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	2,043	3,060	6,892	4,414	26,519	8,230	8,628	122,253	1,515
Dividends and other receivables	—	—	—	—	—	—	—	5	—

Total assets	2,043	3,060	6,892	4,414	26,519	8,230	8,628	122,258	1,515

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	2,043	3,060	6,892	4,414	26,519	8,230	8,628	122,258	1,515

Accumulation Period	2,043	3,060	6,836	4,394	26,519	8,230	8,628	121,314	1,515
Annuity Period	—	—	56	20	—	—	—	944	—

Total Contract Owners’ Equity	2,043	3,060	6,892	4,414	26,519	8,230	8,628	122,258	1,515

Units Outstanding	167	199	866	312	1,969	622	609	5,651	174

(b)	Formerly named JPMorgan International Opportunities.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Janus Aspen Series						One Group Investment Trust
	Janus Aspen Growth Subaccount	Janus Aspen Growth and Income Subaccount (c)	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Worldwide Growth Subaccount	Janus Aspen Mid Cap Value Subaccount (c)	Janus Aspen Small Company Value Subaccount (c)	One Group Investment Trust Bond Subaccount (c)	One Group Investment Trust Government Bond Subaccount (c)	One Group Investment Trust Balanced Subaccount (c)
ASSETS
Investments in underlying portfolio funds, at current market value	62,076	—	58,014	107,955	1,769	1,523	1	—	3
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	62,076	—	58,014	107,955	1,769	1,523	1	—	3

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	1	—	—	—	—	—

Contract owners’ equity	62,076	—	58,014	107,954	1,769	1,523	1	—	3

Accumulation Period	61,899	—	57,933	107,693	1,769	1,523	1	—	3
Annuity Period	177	—	81	261	—	—	—	—	—

Total Contract Owners’ Equity	62,076	—	58,014	107,954	1,769	1,523	1	—	3

Units Outstanding	4,139	—	3,206	5,991	126	108	—	—	—

(c)	Cessation of operations as of March 7, 2003, Janus Aspen Growth and Income Subaccount.

(c)	Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount.

(c)	Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.

(c)	For the period (commencement of operations): July 19, 2004 - September 30, 2004 One Group Investment Trust Bond Subaccount.

(c)	One Group Investment Trust Government Bond Subaccount option added in 2004. As of September 30, 2004, no contributions have been made to this subaccount.

(c)	For the period (commencement of operations): August 11, 2004 - September 30, 2004 One Group Investment Trust Balanced Subaccount.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	One Group Investment Trust						Oppenheimer Variable Account Funds
	One Group Investment Trust Large Cap Growth Subaccount (d)	One Group Investment Trust Equity Index Subaccount (d)	One Group Investment Trust Diversified Equity Subaccount (d)	One Group Investment Trust Mid Cap Growth Subaccount (d)	One Group Investment Trust Diversified Mid Cap Growth Subaccount (d)	One Group Investment Trust Mid Cap Value Subaccount (d)	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	—	23	12,437	14	5	4,862	1,003	3,722	18,658
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	—	23	12,437	14	5	4,862	1,003	3,722	18,658

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	—	23	12,437	14	5	4,862	1,003	3,722	18,658

Accumulation Period	—	23	12,437	14	5	4,862	1,003	3,722	18,658
Annuity Period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	—	23	12,437	14	5	4,862	1,003	3,722	18,658

Units Outstanding	—	2	1,249	1	—	469	80	311	1,315

(d)	One Group Investment Trust Large Cap Growth Subaccount option added in 2004. As of September 30, 2004, no contributions have been made to this subaccount.

(d)	For the period (commencement of operations): July 26, 2004 - September 30, 2004 One Group Investment Trust Equity Index Subaccount.

(d)	For the period (commencement of operations): June 30, 2004 - September 30, 2004 One Group Investment Trust Diversified Equity Subaccount.

(d)	For the period (commencement of operations): June 25, 2004 - September 30, 2004 One Group Investment Trust Mid Cap Growth Subaccount.

(d)	For the period (commencement of operations): May 27, 2004 - September 30, 2004 One Group Investment Trust Diversified Mid Cap Growth Subaccount.

(d)	For the period (commencement of operations): May 18, 2004 - September 30, 2004 One Group Investment Trust Mid Cap Value Subaccount.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust I		Scudder Variable Series I
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount	Scudder Bond Subaccount	Scudder Capital Growth Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	1,957	2,940	7,621	10,003	225	206	25,105	7,714	51,568
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,957	2,940	7,621	10,003	225	206	25,105	7,714	51,568

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	1,957	2,940	7,621	10,003	225	206	25,105	7,714	51,568

Accumulation Period	1,957	2,940	7,621	10,003	225	206	25,105	7,709	51,565
Annuity Period	—	—	—	—	—	—	—	5	3

Total Contract Owners’ Equity	1,957	2,940	7,621	10,003	225	206	25,105	7,714	51,568

Units Outstanding	170	245	550	903	18	17	5,701	989	5,740

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Aggressive Growth Subaccount	Scudder Blue Chip Subaccount	Scudder Fixed Income Subaccount	Scudder Global Blue Chip Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	103,096	46,326	77,873	92,912	146	31,515	142,250	94,593	31,480
Dividends and other receivables	—	—	—	8	—	—	2	2	—

Total assets	103,097	46,326	77,873	92,920	146	31,515	142,252	94,595	31,480

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	103,097	46,326	77,873	92,920	146	31,515	142,252	94,595	31,480

Accumulation Period	103,059	46,318	77,864	92,808	146	31,512	142,118	94,374	31,476
Annuity Period	38	8	9	112	—	3	134	221	4

Total Contract Owners’ Equity	103,097	46,326	77,873	92,920	146	31,515	142,252	94,595	31,480

Units Outstanding	7,540	5,747	7,324	11,438	14	3,762	17,868	16,231	2,939

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Government & Agency Securities Subaccount (e)	Scudder Growth Subaccount	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Large Cap Value Subaccount (e)	Scudder Money Market Subaccount	Scudder Small Cap Growth Subaccount	Scudder Strategic Income Subaccount	Scudder Technology Growth Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	139,088	209,757	213,374	105,011	155,167	181,597	127,915	28,844	127,501
Dividends and other receivables	4	1	1	—	—	75	—	1	1

Total assets	139,092	209,758	213,375	105,011	155,167	181,672	127,915	28,845	127,501

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	1	1	64	—	1	14	—	—	—

Contract owners’ equity	139,091	209,757	213,311	105,011	155,166	181,658	127,915	28,845	127,501

Accumulation Period	138,026	208,241	211,830	104,705	154,887	180,539	127,772	28,784	127,446
Annuity Period	1,065	1,516	1,481	306	279	1,119	143	61	55

Total Contract Owners’ Equity	139,091	209,757	213,311	105,011	155,166	181,658	127,915	28,845	127,501

Units Outstanding	34,164	55,789	36,187	40,167	36,601	37,818	48,931	2,684	24,523

(e)	Effective May 1, 2004, fund name was changed from Scudder Government Securities Subaccount.

(e)	Effective May 1, 2004, fund name was changed from Scudder Contrarian Value Subaccount.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount	SVS Focus Value + Growth Subaccount	SVS Index 500 Subaccount	SVS INVESCO Dynamic Growth Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	412,471	182,104	73,651	447,637	261,995	54,329	50,620	205,123	24,915
Dividends and other receivables	3	3	1	8	—	—	1	(1)	—

Total assets	412,474	182,107	73,652	447,645	261,995	54,329	50,621	205,122	24,915

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	412,474	182,107	73,652	447,645	261,995	54,329	50,621	205,122	24,915

Accumulation Period	408,947	182,038	73,604	447,297	261,732	54,329	50,368	205,104	24,891
Annuity Period	3,527	69	48	348	263	—	253	18	24

Total Contract Owners’ Equity	412,474	182,107	73,652	447,645	261,995	54,329	50,621	205,122	24,915

Units Outstanding	80,226	17,782	5,739	35,268	44,564	7,210	15,631	25,662	3,200

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’ Equity

UNAUDITED - (continued)

September 30, 2004

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	117,451	84,765	32	52,431	82,879	5
Dividends and other receivables	9	—	—	—	—	—

Total assets	117,460	84,765	32	52,431	82,879	5

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - Other payables	—	—	—	—	—	—

Contract owners’ equity	117,460	84,765	32	52,431	82,879	5

Accumulation Period	117,413	84,735	32	52,430	82,878	5
Annuity Period	47	30	—	1	1	—

Total Contract Owners’ Equity	117,460	84,765	32	52,431	82,879	5

Units Outstanding	16,317	15,717	3	9,037	10,249	—

KILICO Variable Annuity Separate Account

Statement of Operations UNAUDITED

For the period ended September 30, 2004

(in thousands)

	AIM Variable Insurance Funds (a)				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount (a)	AIM V.I. Health Sciences Subaccount (a)	AIM V.I. Real Estate Subaccount (a)	AIM V.I. Utilities Subaccount (a)	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
REVENUE
Dividend income	$—	—	—	330	1,670	—	—	—	—
EXPENSES
Mortality and expense risk charges	7	18	33	140	1,163	232	743	269	72

Net investment income (loss)	(7)	(18)	(33)	190	507	(232)	(743)	(269)	(72)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	24	33	170	(27)	(265)	(118)	(4,488)	217	325
Change in unrealized appreciation (depreciation) of investments	(25)	(103)	313	964	(3,620)	(1,116)	1,059	(1,242)	(382)

Net realized and unrealized gain (loss) on investments	(1)	(70)	483	937	(3,885)	(1,234)	(3,429)	(1,025)	(57)

Net increase (decrease) in contract owners’ equity resulting from operations	$(8)	(88)	450	1,127	(3,378)	(1,466)	(4,172)	(1,294)	(129)

(a)	Effective October 15, 2004, fund name was changed from INVESCO Variable Investment Funds, Inc.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Financial Services.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Health Sciences.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Real Estate Opportunity.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Utilities.

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Post- Venture Capital Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
REVENUE
Dividend income	416	609	103	—	11	1	—	293	252

EXPENSES
Mortality and expense risk charges	274	339	365	197	1,540	143	5	109	714

Net investment income (loss)	142	270	(262)	(197)	(1,529)	(142)	(5)	184	(462)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	1,920	386	1,585	(388)	1,739	(523)	14	20	844
Change in unrealized appreciation (depreciation) of investments	(1,437)	563	376	408	1,651	142	4	(337)	2,083

Net realized and unrealized gain (loss) on investments	483	949	1,961	20	3,390	(381)	18	(317)	2,927

Net increase (decrease) in contract owners’ equity resulting from operations	625	1,219	1,699	(177)	1,861	(523)	13	(133)	2,465

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Fidelity Variable Insurance Products Fund			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
REVENUE
Dividend income	1,299	172	1,510	111	2	99	701	597	39

EXPENSES
Mortality and expense risk charges	647	621	1,119	51	9	27	120	108	30

Net investment income (loss)	652	(449)	391	60	(7)	72	581	489	9

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	1,371	(424)	(180)	44	9	38	(97)	(220)	27
Change in unrealized appreciation (depreciation) of investments	(1,465)	(2,927)	(652)	(53)	73	(14)	(259)	102	82

Net realized and unrealized gain (loss) on investments	(94)	(3,351)	(832)	(9)	82	24	(356)	(118)	109

Net increase (decrease) in contract owners’ equity resulting from operations	558	(3,800)	(441)	51	75	96	225	371	118

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Franklin Templeton Variable Insurance Products Trust		ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	J.P. Morgan Series Trust II			Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING VP Emerging Markets Subaccount	ING VP Natural Resources Trust Subaccount	JPMorgan International Equity Subaccount (b)	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Capital Appreciation Subaccount
REVENUE
Dividend income	13	44	4	35	129	19	—	1,015	2

EXPENSES
Mortality and expense risk charges	14	21	70	37	221	37	101	1,243	17

Net investment income (loss)	(1)	23	(66)	(2)	(92)	(18)	(101)	(228)	(15)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	52	96	390	173	333	65	1,173	285	(72)
Change in unrealized appreciation (depreciation) of investments	(33)	24	(247)	(21)	152	162	(218)	1,119	146

Net realized and unrealized gain (loss) on investments	19	120	143	152	485	227	955	1,404	74

Net increase (decrease) in contract owners’ equity resulting from operations	18	143	77	150	393	209	854	1,176	59

(b)	Formerly named JPMorgan International Opportunities.

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Janus Aspen Series						One Group Investment Trust
	Janus Aspen Growth Subaccount	Janus Aspen Growth and Income Subaccount (c)	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Worldwide Growth Subaccount	Janus Aspen Mid Cap Value Subaccount (c)	Janus Aspen Small Company Value Subaccount (c)	One Group Investment Trust Bond Subaccount (c)	One Group Investment Trust Government Bond Subaccount (c)	One Group Investment Trust Balanced Subaccount (c)
REVENUE
Dividend income	19	—	—	587	26	35	—	—	—

EXPENSES
Mortality and expense risk charges	719	—	577	1,183	9	11	—	—	—

Net investment income (loss)	(700)	—	(577)	(596)	17	24	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	830	—	209	(2,426)	40	36	—	—	—
Change in unrealized appreciation (depreciation) of investments	(4,123)	—	2,088	(4,830)	(30)	(14)	—	—	—

Net realized and unrealized gain (loss) on investments	(3,293)	—	2,297	(7,256)	10	22	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(3,993)	—	1,720	(7,852)	27	46	—	—	—

(c)	Cessation of operations as of March 7, 2003, Janus Aspen Growth and Income Subaccount.

(c)	Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount.

(c)	Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.

(c)	For the period (commencement of operations): July 19, 2004 - September 30, 2004 One Group Investment Trust Bond Subaccount.

(c)	One Group Investment Trust Government Bond Subaccount option added in 2004. As of September 30, 2004, no contributions have been made to this subaccount.

(c)	For the period (commencement of operations): August 11, 2004 - September 30, 2004 One Group Investment Trust Balanced Subaccount.

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	One Group Investment Trust						Oppenheimer Variable Account Funds
	One Group Investment Trust Large Cap Growth Subaccount (d)	One Group Investment Trust Equity Index Subaccount (d)	One Group Investment Trust Diversified Equity Subaccount (d)	One Group Investment Trust Mid Cap Growth Subaccount (d)	One Group Investment Trust Diversified Mid Cap Growth Subaccount (d)	One Group Investment Trust Mid Cap Value Subaccount (d)	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
REVENUE
Dividend income	—	—	—	—	—	—	—	6	130

EXPENSES
Mortality and expense risk charges	—	—	37	—	—	14	6	28	129

Net investment income (loss)	—	—	(37)	—	—	(14)	(6)	(22)	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	—	—	(6)	—	—	(4)	9	28	72
Change in unrealized appreciation (depreciation) of investments	—	—	(283)	—	—	(121)	2	(127)	(191)

Net realized and unrealized gain (loss) on investments	—	—	(289)	—	—	(125)	11	(99)	(119)

Net increase (decrease) in contract owners’ equity resulting from operations	—	—	(326)	—	—	(139)	5	(121)	(118)

(d)	One Group Investment Trust Large Cap Growth Subaccount option added in 2004. As of September 30, 2004, no contributions have been made to this subaccount.

(d)	For the period (commencement of operations): July 26, 2004 - September 30, 2004 One Group Investment Trust Equity Index Subaccount.

(d)	For the period (commencement of operations): June 30, 2004 - September 30, 2004 One Group Investment Trust Diversified Equity Subaccount.

(d)	For the period (commencement of operations): June 25, 2004 - September 30, 2004 One Group Investment Trust Mid Cap Growth Subaccount.

(d)	For the period (commencement of operations): May 27, 2004 - September 30, 2004 One Group Investment Trust Diversified Mid Cap Growth Subaccount.

(d)	For the period (commencement of operations): May 18, 2004 - September 30, 2004 One Group Investment Trust Mid Cap Value Subaccount.

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust		Scudder Variable Series I
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount	Scudder Bond Subaccount	Scudder Capital Growth Subaccount
REVENUE
Dividend income	65	15	—	110	3	2	—	319	275

EXPENSES
Mortality and expense risk charges	12	22	55	44	2	2	292	82	532

Net investment income (loss)	53	(7)	(55)	66	1	—	(292)	237	(257)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	16	56	123	21	1	1	(807)	100	(2,918)
Change in unrealized appreciation (depreciation) of investments	(17)	(90)	(110)	185	2	—	(390)	(96)	2,749

Net realized and unrealized gain (loss) on investments	(1)	(34)	13	206	3	1	(1,197)	4	(169)

Net increase (decrease) in contract owners’ equity resulting from operations	52	(41)	(42)	272	4	1	(1,489)	241	(426)

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Aggressive Growth Subaccount	Scudder Blue Chip Subaccount	Scudder Fixed Income Subaccount	Scudder Global Blue Chip Subaccount
REVENUE
Dividend income	271	369	—	1,242	1	—	922	5,025	393

EXPENSES
Mortality and expense risk charges	1,065	492	817	982	2	355	1,462	976	330

Net investment income (loss)	(794)	(123)	(817)	260	(1)	(355)	(540)	4,049	63

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(1,343)	(419)	598	3,636	—	1	(1,936)	617	(117)
Change in unrealized appreciation (depreciation) of investments	5,142	350	632	(3,568)	—	(2,400)	8,093	(2,309)	242

Net realized and unrealized gain (loss) on investments	3,799	(69)	1,230	68	—	(2,399)	6,157	(1,692)	125

Net increase (decrease) in contract owners’ equity resulting from operations	3,005	(192)	413	328	(1)	(2,754)	5,617	2,357	188

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Government & Agency Securities Subaccount (e)	Scudder Growth Subaccount	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Large Cap Value Subaccount (e)	Scudder Money Market Subaccount	Scudder Small Cap Growth Subaccount	Scudder Strategic Income Subaccount	Scudder Technology Growth Subaccount
REVENUE
Dividend income	5,343	621	16,645	1,083	2,368	1,016	—	1,257	—

EXPENSES
Mortality and expense risk charges	1,458	2,221	2,145	1,000	1,554	1,896	1,404	287	1,496

Net investment income (loss)	3,885	(1,600)	14,500	83	814	(880)	(1,404)	970	(1,496)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	441	(6,115)	2,646	3,198	773	—	(2,480)	211	(2,791)
Change in unrealized appreciation (depreciation) of investments	(1,913)	(416)	(6,131)	(973)	(113)	—	(3,450)	(635)	(14,138)

Net realized and unrealized gain (loss) on investments	(1,472)	(6,531)	(3,485)	2,225	660	—	(5,930)	(424)	(16,929)

Net increase (decrease) in contract owners’ equity resulting from operations	2,413	(8,131)	11,015	2,308	1,474	(880)	(7,334)	546	(18,425)

(e)	Effective May 1, 2004, fund name was changed from Scudder Government Securities Subaccount.

(e)	Effective May 1, 2004, fund name was changed from Scudder Contrarian Value Subaccount.

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount	SVS Focus Value + Growth Subaccount	SVS Index 500 Subaccount	SVS INVESCO Dynamic Growth Subaccount
REVENUE
Dividend income	7,090	739	1,158	7,358	2,182	—	438	2,045	—

EXPENSES
Mortality and expense risk charges	4,147	1,807	777	4,623	2,468	612	530	2,114	274

Net investment income (loss)	2,943	(1,068)	381	2,735	(286)	(612)	(92)	(69)	(274)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(5,106)	798	859	1,277	5,219	(1,014)	(1,268)	825	236
Change in unrealized appreciation (depreciation) of investments	3,031	3,919	375	3,524	21,430	(4,112)	515	(941)	(534)

Net realized and unrealized gain (loss) on investments	(2,075)	4,717	1,234	4,801	26,649	(5,126)	(753)	(116)	(298)

Net increase (decrease) in contract owners’ equity resulting from operations	868	3,649	1,615	7,536	26,363	(5,738)	(845)	(185)	(572)

KILICO Variable Annuity Separate Account

Statement of Operations

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount
REVENUE
Dividend income	—	—	—	—	—	—

EXPENSES
Mortality and expense risk charges	1,286	919	—	619	908	—

Net investment income (loss)	(1,286)	(919)	—	(619)	(908)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(1,413)	(5,003)	—	(1,553)	966	1
Change in unrealized appreciation (depreciation) of investments	462	7,094	1	(5,618)	(5,346)	—

Net realized and unrealized gain (loss) on investments	(951)	2,091	1	(7,171)	(4,380)	1

Net increase (decrease) in contract owners’ equity resulting from operations	(2,237)	1,172	1	(7,790)	(5,288)	1

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED

For the period ended September 30, 2004

(in thousands)

	AIM Variable Insurance Funds (a)				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount (a)	AIM V.I. Health Sciences Subaccount (a)	AIM V.I. Real Estate Subaccount (a)	AIM V.I. Utilities Subaccount (a)	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
OPERATIONS
Net investment income (loss)	$(7)	(18)	(33)	190	507	(232)	(743)	(269)	(72)
Net realized gain (loss) on sale of investments	24	33	170	(27)	(265)	(118)	(4,488)	217	325
Change in unrealized appreciation (depreciation) of investments	(25)	(103)	313	964	(3,620)	(1,116)	1,059	(1,242)	(382)

Net increase (decrease) in contract owners’ equity resulting from operations	(8)	(88)	450	1,127	(3,378)	(1,466)	(4,172)	(1,294)	(129)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	85	617	562	643	3,467	2,126	3,011	3,451	590
Net transfer (to) from affiliate and subaccounts	381	1,328	3,070	1,771	5,185	(281)	(381)	3,598	(508)
Payments for redemptions	(7)	(27)	(109)	(880)	(4,642)	(1,637)	(2,481)	(1,292)	(592)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	(1)	(26)	(216)	(8)	(144)	(6)	(2)
Annuity payout reserve adjustment	—	—	25	14	(32)	31	—	—	(44)

Net increase (decrease) from contract owners’ equity transactions	459	1,918	3,547	1,522	3,762	231	5	5,751	(556)

Total increase (decrease) in contract owners’ equity	451	1,830	3,997	2,649	384	(1,235)	(4,167)	4,457	(685)

CONTRACT OWNERS’ EQUITY
Beginning of period	511	1,058	1,288	12,532	110,755	23,931	70,229	23,629	6,880

End of period	$962	2,888	5,285	15,181	111,139	22,696	66,062	28,086	6,195

(a)	Effective October 15, 2004, fund name was changed from INVESCO Variable Investment Funds, Inc.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Financial Services.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Health Sciences.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Real Estate Opportunity.

(a)	Effective October 15, 2004, fund name was changed from INVESCO VIF-Utilities.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Post- Venture Capital Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
OPERATIONS
Net investment income (loss)	142	270	(262)	(197)	(1,529)	(142)	(5)	184	(462)
Net realized gain (loss) on sale of investments	1,920	386	1,585	(388)	1,739	(523)	14	20	844
Change in unrealized appreciation (depreciation) of investments	(1,437)	563	376	408	1,651	142	4	(337)	2,083

Net increase (decrease) in contract owners’ equity resulting from operations	625	1,219	1,699	(177)	1,861	(523)	13	(133)	2,465

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,871	2,980	1,427	578	4,798	1,043	101	982	4,580
Net transfer (to) from affiliate and subaccounts	(3,850)	531	2,530	901	2,501	(630)	313	2,049	4,986
Payments for redemptions	(1,473)	(2,243)	(1,015)	(393)	(4,041)	(1,002)	(6)	(895)	(5,301)
Guaranteed retirement income benefit, maintenance fees, and other fees	(48)	(8)	(67)	(37)	(287)	(23)	(0)	(3)	(14)
Annuity payout reserve adjustment	(4)	3	—	—	4	—	—	8	(8)

Net increase (decrease) from contract owners’ equity transactions	(2,504)	1,263	2,875	1,049	2,975	(612)	408	2,141	4,243

Total increase (decrease) in contract owners’ equity	(1,879)	2,482	4,574	872	4,836	(1,135)	421	2,008	6,708

CONTRACT OWNERS’ EQUITY
Beginning of period	27,249	32,626	31,302	17,881	144,649	14,313	272	9,958	72,057

End of period	25,370	35,108	35,876	18,753	149,485	13,178	693	11,966	78,765

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Fidelity Variable Insurance Products Fund			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
OPERATIONS
Net investment income (loss)	652	(449)	391	60	(7)	72	581	489	9
Net realized gain (loss) on sale of investments	1,371	(424)	(180)	44	9	38	(97)	(220)	27
Change in unrealized appreciation (depreciation) of investments	(1,465)	(2,927)	(652)	(53)	73	(14)	(259)	102	82

Net increase (decrease) in contract owners’ equity resulting from operations	558	(3,800)	(441)	51	75	96	225	371	118

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,604	3,871	7,705	1,071	177	367	1,649	1,711	478
Net transfer (to) from affiliate and subaccounts	(3,777)	(2,230)	5,994	3,931	966	1,304	(630)	(490)	2,815
Payments for redemptions	(5,705)	(4,765)	(9,196)	(195)	(12)	(108)	(524)	(1,197)	(98)
Guaranteed retirement income benefit, maintenance fees, and other fees	(38)	(20)	(40)	(1)	—	—	(33)	(28)	(1)
Annuity payout reserve adjustment	—	(2)	—	19	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(4,916)	(3,146)	4,463	4,825	1,131	1,563	462	(4)	3,194

Total increase (decrease) in contract owners’ equity	(4,358)	(6,946)	4,022	4,876	1,206	1,659	687	367	3,312

CONTRACT OWNERS’ EQUITY
Beginning of period	66,628	65,681	115,587	2,783	376	1,571	11,628	10,535	1,447

End of period	62,270	58,735	119,609	7,659	1,582	3,230	12,315	10,902	4,759

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Franklin Templeton Variable Insurance Products Trust		ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	J.P. Morgan Series Trust II			Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING VP Emerging Markets Subaccount	ING VP Natural Resources Trust Subaccount	JPMorgan International Equity Subaccount (b)	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Capital Appreciation Subaccount
OPERATIONS
Net investment income (loss)	(1)	23	(66)	(2)	(92)	(18)	(101)	(228)	(15)
Net realized gain (loss) on sale of investments	52	96	390	173	333	65	1,173	285	(72)
Change in unrealized appreciation (depreciation) of investments	(33)	24	(247)	(21)	152	162	(218)	1,119	146

Net increase (decrease) in contract owners’ equity resulting from operations	18	143	77	150	393	209	854	1,176	59

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	283	346	411	441	2,879	576	1,054	6,135	13
Net transfer (to) from affiliate and subaccounts	907	1,461	(9)	355	5,473	6,327	(2,571)	(11,977)	(32)
Payments for redemptions	(76)	(67)	(873)	(216)	(1,002)	(198)	(662)	(12,316)	(84)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	(2)	(1)	(59)	(6)	(8)	(27)	(3)
Annuity payout reserve adjustment	—	—	1	1	—	—	—	(17)	—

Net increase (decrease) from contract owners’ equity transactions	1,114	1,740	(472)	580	7,291	6,699	(2,187)	(18,202)	(106)

Total increase (decrease) in contract owners’ equity	1,132	1,883	(395)	730	7,684	6,908	(1,334)	(17,026)	(47)

CONTRACT OWNERS’ EQUITY
Beginning of period	911	1,177	7,287	3,684	18,835	1,322	9,961	139,284	1,562

End of period	2,043	3,060	6,892	4,414	26,519	8,230	8,628	122,258	1,515

(b) Formerly named JPMorgan International Opportunities.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Janus Aspen Series						One Group Investment Trust
	Janus Aspen Growth Subaccount	Janus Aspen Growth and Income Subaccount (c)	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Worldwide Growth Subaccount	Janus Aspen Mid Cap Value Subaccount (c)	Janus Aspen Small Company Value Subaccount (c)	One Group Investment Trust Bond Subaccount (c)	One Group Investment Trust Government Bond Subaccount (c)	One Group Investment Trust Balanced Subaccount (c)
OPERATIONS
Net investment income (loss)	(700)	—	(577)	(596)	17	24	—	—	—
Net realized gain (loss) on sale of investments	830	—	209	(2,426)	40	36	—	—	—
Change in unrealized appreciation (depreciation) of investments	(4,123)	—	2,088	(4,830)	(30)	(14)	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(3,993)	—	1,720	(7,852)	27	46	—	—	—

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,977	—	3,355	5,931	149	168	—	—	—
Net transfer (to) from affiliate and subaccounts	(15,807)	—	(4,407)	(15,248)	1,286	475	1	—	3
Payments for redemptions	(6,459)	—	(4,726)	(10,937)	(88)	(81)	—	—	—
Guaranteed retirement income benefit, maintenance fees, and other fees	(35)	—	(24)	(30)	—	(1)	—	—
Annuity payout reserve adjustment	14	—	(1)	1	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(18,310)	—	(5,803)	(20,283)	1,347	561	1	—	3

Total increase (decrease) in contract owners’ equity	(22,303)	—	(4,083)	(28,135)	1,375	607	1	—	3

CONTRACT OWNERS’ EQUITY
Beginning of period	84,379	—	62,097	136,089	395	916	—	—	—

End of period	62,076	—	58,014	107,954	1,769	1,523	1	—	3

(c)	Cessation of operations as of March 7, 2003, Janus Aspen Growth and Income Subaccount.

(c)	Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount.

(c)	Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.

(c)	For the period (commencement of operations): July 19, 2004 - September 30, 2004 One Group Investment Trust Bond Subaccount.

(c)	One Group Investment Trust Government Bond Subaccount option added in 2004. As of September 30, 2004, no contributions have been made to this subaccount.

(c)	For the period (commencement of operations): August 11, 2004 - September 30, 2004 One Group Investment Trust Balanced Subaccount.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	One Group Investment Trust						Oppenheimer Variable Account Funds
	One Group Investment Trust Large Cap Growth Subaccount (d)	One Group Investment Trust Equity Index Subaccount (d)	One Group Investment Trust Diversified Equity Subaccount (d)	One Group Investment Trust Mid Cap Growth Subaccount (d)	One Group Investment Trust Diversified Mid Cap Growth Subaccount (d)	One Group Investment Trust Mid Cap Value Subaccount (d)	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
OPERATIONS
Net investment income (loss)	—	—	(37)	—	—	(14)	(6)	(22)	1
Net realized gain (loss) on sale of investments	—	—	(6)	—	—	(4)	9	28	72
Change in unrealized appreciation (depreciation) of investments	—	—	(283)	—	—	(121)	2	(127)	(191)

Net increase (decrease) in contract owners’ equity resulting from operations	—	—	(326)	—	—	(139)	5	(121)	(118)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	—	326	—	—	149	55	556	1,602
Net transfer (to) from affiliate and subaccounts	—	23	12,714	14	5	4,964	657	1,796	10,250
Payments for redemptions	—	—	(260)	—	—	(105)	(6)	(79)	(393)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	(17)	—	—	(7)	—	(1)	(1)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	—	23	12,763	14	5	5,001	706	2,272	11,458

Total increase (decrease) in contract owners’ equity	—	23	12,437	14	5	4,862	711	2,151	11,340

CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—	292	1,571	7,318

End of period	—	23	12,437	14	5	4,862	1,003	3,722	18,658

(d)	One Group Investment Trust Large Cap Growth Subaccount option added in 2004. As of September 30, 2004, no contributions have been made to this subaccount.

(d)	For the period (commencement of operations): July 26, 2004 - September 30, 2004 One Group Investment Trust Equity Index Subaccount.

(d)	For the period (commencement of operations): June 30, 2004 - September 30, 2004 One Group Investment Trust Diversified Equity Subaccount.

(d)	For the period (commencement of operations): June 25, 2004 - September 30, 2004 One Group Investment Trust Mid Cap Growth Subaccount.

(d)	For the period (commencement of operations): May 27, 2004 - September 30, 2004 One Group Investment Trust Diversified Mid Cap Growth Subaccount.

(d)	For the period (commencement of operations): May 18, 2004 - September 30, 2004 One Group Investment Trust Mid Cap Value Subaccount.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust		Scudder Variable Series I
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount	Scudder Bond Subaccount	Scudder Capital Growth Subaccount
OPERATIONS
Net investment income (loss)	53	(7)	(55)	66	1	—	(292)	237	(257)
Net realized gain (loss) on sale of investments	16	56	123	21	1	1	(807)	100	(2,918)
Change in unrealized appreciation (depreciation) of investments	(17)	(90)	(110)	185	2	—	(390)	(96)	2,749

Net increase (decrease) in contract owners’ equity resulting from operations	52	(41)	(42)	272	4	1	(1,489)	241	(426)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	342	490	1,217	494	1	—	1,208	712	1,456
Net transfer (to) from affiliate and subaccounts	816	1,182	3,463	8,181	7	3	(1,778)	(786)	2,909
Payments for redemptions	(37)	(125)	(320)	(305)	(7)	(12)	(832)	(948)	(1,786)
Guaranteed retirement income benefit, maintenance fees, and other fees	(1)	(1)	(6)	(9)	—	—	(54)	(4)	(97)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	1,120	1,546	4,354	8,361	1	(9)	(1,456)	(1,026)	2,482

Total increase (decrease) in contract owners’ equity	1,172	1,505	4,312	8,633	5	(8)	(2,945)	(785)	2,056

CONTRACT OWNERS’ EQUITY
Beginning of period	785	1,435	3,309	1,370	220	214	28,050	8,499	49,512

End of period	1,957	2,940	7,621	10,003	225	206	25,105	7,714	51,568

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Aggressive Growth Subaccount	Scudder Blue Chip Subaccount	Scudder Fixed Income Subaccount	Scudder Global Blue Chip Subaccount
OPERATIONS
Net investment income (loss)	(794)	(123)	(817)	260	(1)	(355)	(540)	4,049	63
Net realized gain (loss) on sale of investments	(1,343)	(419)	598	3,636	—	1	(1,936)	617	(117)
Change in unrealized appreciation (depreciation) of investments	5,142	350	632	(3,568)	—	(2,400)	8,093	(2,309)	242

Net increase (decrease) in contract owners’ equity resulting from operations	3,005	(192)	413	328	(1)	(2,754)	5,617	2,357	188

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,049	1,023	4,370	3,216	13	1,017	2,098	1,968	982
Net transfer (to) from affiliate and subaccounts	2,410	605	1,034	251	5	(1,397)	3,846	(2,253)	302
Payments for redemptions	(3,183)	(1,937)	(2,283)	(3,011)	(4)	(786)	(6,175)	(6,075)	(896)
Guaranteed retirement income benefit, maintenance fees, and other fees	(203)	(89)	(151)	(169)	—	(68)	(266)	(152)	(60)
Annuity payout reserve adjustment	2	2	2	6	—	—	5	3	(1)

Net increase (decrease) from contract owners’ equity transactions	2,075	(396)	2,972	293	14	(1,234)	(492)	(6,509)	327

Total increase (decrease) in contract owners’ equity	5,080	(588)	3,385	621	14	(3,988)	5,125	(4,152)	515

CONTRACT OWNERS’ EQUITY
Beginning of period	98,017	46,914	74,488	92,299	133	35,503	137,127	98,747	30,965

End of period	103,097	46,326	77,873	92,920	146	31,515	142,252	94,595	31,480

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Government & Agency Securities Subaccount (e)	Scudder Growth Subaccount	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Large Cap Value Subaccount (e)	Scudder Money Market Subaccount	Scudder Small Cap Growth Subaccount	Scudder Strategic Income Subaccount	Scudder Technology Growth Subaccount
OPERATIONS
Net investment income (loss)	3,885	(1,600)	14,500	83	814	(880)	(1,404)	970	(1,496)
Net realized gain (loss) on sale of investments	441	(6,115)	2,646	3,198	773	—	(2,480)	211	(2,791)
Change in unrealized appreciation (depreciation) of investments	(1,913)	(416)	(6,131)	(973)	(113)	—	(3,450)	(635)	(14,138)

Net increase (decrease) in contract owners’ equity resulting from operations	2,413	(8,131)	11,015	2,308	1,474	(880)	(7,334)	546	(18,425)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,411	4,379	4,470	2,801	4,381	13,312	5,556	487	6,078
Net transfer (to) from affiliate and subaccounts	(17,345)	(6,732)	(21,816)	8,947	9,117	15,946	(3,854)	757	(8,675)
Payments for redemptions	(12,229)	(19,257)	(15,206)	(5,691)	(8,587)	(28,420)	(7,500)	(978)	(5,003)
Guaranteed retirement income benefit, maintenance fees, and other fees	(174)	(190)	(211)	(114)	(215)	(271)	(170)	(51)	(277)
Annuity payout reserve adjustment	15	3	29	7	(58)	(2)	1	2	2

Net increase (decrease) from contract owners’ equity transactions	(26,322)	(21,797)	(32,734)	5,950	4,638	565	(5,967)	217	(7,875)

Total increase (decrease) in contract owners’ equity	(23,909)	(29,928)	(21,719)	8,258	6,112	(315)	(13,301)	763	(26,300)

CONTRACT OWNERS’ EQUITY
Beginning of period	163,000	239,685	235,030	96,753	149,054	181,973	141,216	28,082	153,801

End of period	139,091	209,757	213,311	105,011	155,166	181,658	127,915	28,845	127,501

(e)	Effective May 1, 2004, fund name was changed from Scudder Government Securities Subaccount.

(e)	Effective May 1, 2004, fund name was changed from Scudder Contrarian Value Subaccount.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount	SVS Focus Value + Growth Subaccount	SVS Index 500 Subaccount	SVS INVESCO Dynamic Growth Subaccount
OPERATIONS
Net investment income (loss)	2,943	(1,068)	381	2,735	(286)	(612)	(92)	(69)	(274)
Net realized gain (loss) on sale of investments	(5,106)	798	859	1,277	5,219	(1,014)	(1,268)	825	236
Change in unrealized appreciation (depreciation) of investments	3,031	3,919	375	3,524	21,430	(4,112)	515	(941)	(534)

Net increase (decrease) in contract owners’ equity resulting from operations	868	3,649	1,615	7,536	26,363	(5,738)	(845)	(185)	(572)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	7,325	6,295	2,941	14,880	8,646	2,218	2,372	7,019	1,081
Net transfer (to) from affiliate and subaccounts	(3,026)	14,663	(1,044)	3,807	14,132	472	(1,225)	(383)	(1,150)
Payments for redemptions	(33,302)	(4,061)	(2,226)	(12,975)	(9,298)	(1,898)	(3,210)	(4,453)	(689)
Guaranteed retirement income benefit, maintenance fees, and other fees	(240)	(337)	(142)	(853)	(400)	(111)	(74)	(387)	(50)
Annuity payout reserve adjustment	2	3	1	(0)	1	—	4	(33)	(1)

Net increase (decrease) from contract owners’ equity transactions	(29,241)	16,563	(470)	4,859	13,081	681	(2,133)	1,763	(809)

Total increase (decrease) in contract owners’ equity	(28,373)	20,212	1,145	12,395	39,444	(5,057)	(2,978)	1,578	(1,381)

CONTRACT OWNERS’ EQUITY
Beginning of period	440,847	161,895	72,507	435,250	222,551	59,386	53,599	203,544	26,296

End of period	412,474	182,107	73,652	447,645	261,995	54,329	50,621	205,122	24,915

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

UNAUDITED - (continued)

For the period ended September 30, 2004

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount
OPERATIONS
Net investment income (loss)	(1,286)	(919)	—	(619)	(908)	—
Net realized gain (loss) on sale of investments	(1,413)	(5,003)	—	(1,553)	966	1
Change in unrealized appreciation (depreciation) of investments	462	7,094	1	(5,618)	(5,346)	—

Net increase (decrease) in contract owners’ equity resulting from operations	(2,237)	1,172	1	(7,790)	(5,288)	1

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,380	2,511	—	3,077	3,396	—
Net transfer (to) from affiliate and subaccounts	(7,547)	(6,000)	3	(1,886)	1,500	(10)
Payments for redemptions	(3,926)	(2,907)	—	(1,669)	(1,708)	(2)
Guaranteed retirement income benefit, maintenance fees, and other fees	(242)	(175)	—	(112)	(168)	—
Annuity payout reserve adjustment	(30)	1	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(8,365)	(6,570)	3	(590)	3,020	(12)

Total increase (decrease) in contract owners’ equity	(10,602)	(5,398)	4	(8,380)	(2,268)	(11)

CONTRACT OWNERS’ EQUITY
Beginning of period	128,062	90,163	28	60,811	85,147	16

End of period	117,460	84,765	32	52,431	82,879	5

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2003

(in thousands)

	The Alger American Fund					American Century Variable Portfolios, Inc.		Credit Suisse Trust
	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Post-Venture Capital Subaccount
OPERATIONS
Net investment income (loss)	$682	(244)	(823)	(187)	(66)	(33)	(79)	(311)	(190)
Net realized gain (loss) on sale of investments	(948)	(928)	(5,832)	(179)	(41)	125	(252)	(361)	(2,766)
Change in unrealized appreciation (depreciation) of investments	16,319	6,604	23,082	5,400	1,784	4,915	7,017	8,715	8,167

Net increase (decrease) in contract owners’ equity resulting from operations	16,053	5,432	16,427	5,034	1,677	5,007	6,686	8,043	5,211

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,202	2,811	4,520	3,610	1,118	3,215	4,328	1,503	602
Net transfer (to) from affiliate and subaccounts	3,454	2,281	2,517	8,357	1,094	5,452	(236)	3,356	1,010
Payments for redemptions	(3,718)	(1,617)	(1,782)	(875)	(293)	(1,106)	(2,111)	(888)	(298)
Guaranteed retirement income benefit, maintenance fees, and other fees	(267)	(22)	(170)	(12)	(6)	(45)	(22)	(60)	(38)
Annuity payout reserve adjustment	(5)	(13)	—	(11)	(26)	(1)	—	—	(1)

Net increase (decrease) from contract owners’ equity transactions	4,666	3,440	5,085	11,069	1,887	7,515	1,959	3,911	1,275

Total increase (decrease) in contract owners’ equity	20,719	8,872	21,512	16,103	3,564	12,522	8,645	11,954	6,486

CONTRACT OWNERS’ EQUITY
Beginning of period	90,036	15,059	48,717	7,526	3,316	14,727	23,981	19,348	11,395

End of period	$110,755	23,931	70,229	23,629	6,880	27,249	32,626	31,302	17,881

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund					Franklin Templeton Variable Insurance Products Trust
	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount (a)	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount (a)
OPERATIONS
Net investment income (loss)	(1,258)	(158)	(1)	127	(499)	190	(597)	150	3
Net realized gain (loss) on sale of investments	(261)	(1,362)	1	(74)	(162)	(1,129)	(1,933)	(3,978)	1
Change in unrealized appreciation (depreciation) of investments	32,461	4,352	21	1,022	15,148	14,839	18,392	27,567	164

Net increase (decrease) in contract owners’ equity resulting from operations	30,942	2,832	21	1,075	14,487	13,900	15,862	23,739	168

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	6,688	1,261	30	781	5,249	5,850	6,319	10,002	376
Net transfer (to) from affiliate and subaccounts	9,907	(684)	224	3,080	4,774	6,784	(5,027)	(5,702)	2,253
Payments for redemptions	(3,451)	(743)	(3)	(887)	(6,538)	(4,779)	(5,213)	(10,006)	(13)
Guaranteed retirement income benefit, maintenance fees, and other fees	(319)	(32)	—	(8)	(48)	(61)	(55)	(107)	(1)
Annuity payout reserve adjustment	8	—	—	33	79	—	(2)	(3)	—

Net increase (decrease) from contract owners’ equity transactions	12,833	(198)	251	2,999	3,516	7,794	(3,978)	(5,816)	2,615

Total increase (decrease) in contract owners’ equity	43,775	2,634	272	4,074	18,003	21,694	11,884	17,923	2,783

CONTRACT OWNERS’ EQUITY
Beginning of period	100,874	11,679	—	5,884	54,054	44,934	53,797	97,664	—

End of period	144,649	14,313	272	9,958	72,057	66,628	65,681	115,587	2,783

(a)	For the period (commencement of operations): May 12, 2003 - December 31, 2003 Dreyfus VIF Small Company Stock Subaccount.

(a)	For the period (commencement of operations): May 6, 2003 - December 31, 2003 Franklin Rising Dividends Securities Subaccount.

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Franklin Templeton Variable Insurance Products Trust							ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust
	Franklin Small Cap Value Securities Subaccount (b)	Franklin Strategic Income Securities Subaccount (b)	Franklin U.S. Government Subaccount (b)	Franklin Zero Coupon 2010 Subaccount (b)	Mutual Discovery Securities Subaccount (b)	Mutual Shares Securities Subaccount (b)	Templeton Developing Markets Securities Subaccount	ING VP Emerging Markets Subaccount	ING VP Natural Resources Trust Subaccount
OPERATIONS
Net investment income (loss)	(1)	(3)	(58)	(52)	(4)	(3)	(3)	(73)	(38)
Net realized gain (loss) on sale of investments	—	15	(2)	(5)	2	—	108	171	21
Change in unrealized appreciation (depreciation) of investments	35	62	76	(140)	133	81	75	2,092	786

Net increase (decrease) in contract owners’ equity resulting from operations	34	74	16	(197)	131	78	180	2,190	769

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	52	348	1,808	1,468	288	65	70	396	183
Net transfer (to) from affiliate and subaccounts	290	1,187	10,091	9,510	1,051	792	909	(47)	138
Payments for redemptions	—	(38)	(250)	(211)	(23)	(24)	(11)	(482)	(436)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	(37)	(35)	—	—	—	(5)	(3)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	(1)	—

Net increase (decrease) from contract owners’ equity transactions	342	1,497	11,612	10,732	1,316	833	968	(139)	(118)

Total increase (decrease) in contract owners’ equity	376	1,571	11,628	10,535	1,447	911	1,148	2,051	651

CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	—	—	29	5,236	3,033

End of period	376	1,571	11,628	10,535	1,447	911	1,177	7,287	3,684

(b)	For the period (commencement of operations): May 16, 2003 - December 31, 2003 Franklin Small Cap Value Securities Subaccount.

(b)	For the period (commencement of operations): May 15, 2003 - December 31, 2003 Franklin Strategic Income Securities Subaccount.

(b)	For the period (commencement of operations): May 5, 2003 - December 31, 2003 Franklin U.S. Government Subaccount.

(b)	For the period (commencement of operations): May 12, 2003 - December 31, 2003 Franklin Zero Coupon 2010 Subaccount.

(b)	For the period (commencement of operations): May 5, 2003 - December 31, 2003 Mutual Discovery Securities Subacccount.

(b)	For the period (commencement of operations): May 15, 2003 - December 31, 2003 Mutual Shares Securities Subacccount.

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	INVESCO Variable Investment Funds, Inc.				J.P. Morgan Series Trust II			Janus Aspen Series
	INVESCO VIF- Financials Services Subaccount (c)	INVESCO VIF- Health Sciences Subaccount (c)	INVESCO VIF- Real Estate Opportunity Subaccount (c)	INVESCO VIF - Utilities Subaccount	JPMorgan International Opportunities Subaccount (c)	JPMorgan MidCap Value Subaccount (c)	JPMorgan Small Company Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Capital Appreciation Subaccount
OPERATIONS
Net investment income (loss)	—	(4)	13	1	(81)	(5)	(119)	1,250	(13)
Net realized gain (loss) on sale of investments	10	2	19	(959)	122	3	(131)	(1,882)	(150)
Change in unrealized appreciation (depreciation) of investments	37	86	91	2,401	2,872	101	2,804	17,298	415

Net increase (decrease) in contract owners’ equity resulting from operations	47	84	123	1,443	2,913	99	2,554	16,666	252

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	134	174	213	1,207	1,195	206	1,510	10,846	21
Net transfer (to) from affiliate and subaccounts	330	811	968	1,496	15,115	1,042	(1,827)	(15,302)	83
Payments for redemptions	—	(11)	(16)	(334)	(333)	(25)	(534)	(14,647)	(146)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(27)	(55)	—	(9)	(96)	(4)
Annuity payout reserve adjustment	—	—	—	—	—	—	2	8	—

Net increase (decrease) from contract owners’ equity transactions	464	974	1,165	2,342	15,922	1,223	(858)	(19,191)	(46)

Total increase (decrease) in contract owners’ equity	511	1,058	1,288	3,785	18,835	1,322	1,696	(2,525)	206

CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	8,747	—	—	8,265	141,809	1,356

End of period	511	1,058	1,288	12,532	18,835	1,322	9,961	139,284	1,562

(c)	For the period (commencement of operations): May 2, 2003 - December 31, 2003 INVESCO VIF - Financial Services Subaccount.

(c)	For the period (commencement of operations): May 6, 2003 - December 31, 2003 INVESCO VIF - Health Sciences Subaccount.

(c)	For the period (commencement of operations): May 8, 2003 - December 31, 2003 INVESCO VIF - Real Estate Opportunity Subaccount.

(c)	For the period (commencement of operations): June 6, 2003 - December 31, 2003 JPMorgan International Opportunities Subaccount.

(c)	For the period (commencement of operations): May 5, 2003 - December 31, 2003 JPMorgan MidCap Value Subaccount.

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Janus Aspen Series						Oppenheimer Variable Account Funds
	Janus Aspen Growth Subaccount	Janus Aspen Growth and Income Subaccount (d)	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Worldwide Growth Subaccount	Janus Aspen Mid Cap Value (Perkins) Subaccount (d)	Janus Aspen Small Cap Value (Bay Isle) Subaccount (d)	Oppenheimer Aggressive Growth Subaccount (d)	Oppenheimer Capital Appreciation Subaccount (d)	Oppenheimer Global Securities Subaccount (d)
OPERATIONS
Net investment income (loss)	(998)	(105)	(730)	(244)	(2)	(4)	(1)	(5)	(19)
Net realized gain (loss) on sale of investments	(45,041)	(32,978)	(3,398)	(9,038)	14	10	8	9	21
Change in unrealized appreciation (depreciation) of investments	63,813	31,001	20,408	35,723	49	84	4	111	744

Net increase (decrease) in contract owners’ equity resulting from operations	17,774	(2,082)	16,280	26,441	61	90	11	115	746

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	6,448	48	5,586	10,560	38	70	41	309	555
Net transfer (to) from affiliate and subaccounts	(40,760)	(40,614)	(11,026)	(21,056)	496	763	267	1,177	6,090
Payments for redemptions	(8,983)	(387)	(5,324)	(13,712)	(200)	(7)	(27)	(29)	(72)
Guaranteed retirement income benefit, maintenance fees, and other fees	(119)	(5)	(81)	(124)	—	—	—	(1)	(1)
Annuity payout reserve adjustment	(2)	—	(4)	(51)	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(43,416)	(40,958)	(10,849)	(24,383)	334	826	281	1,456	6,572

Total increase (decrease) in contract owners’ equity	(25,642)	(43,040)	5,431	2,058	395	916	292	1,571	7,318

CONTRACT OWNERS’ EQUITY
Beginning of period	110,021	43,040	56,666	134,031	—	—	—	—	—

End of period	84,379	—	62,097	136,089	395	916	292	1,571	7,318

(d)	For the period (cessation of operations): January 1, 2003 - March 7, 2003 Janus Apsen Growth and Income Subaccount.

(d)	For the period (commencement of operations): May 12, 2003 - December 31, 2003 Janus Aspen Mid Cap Value (Perkins) Subaccount.

(d)	For the period (commencement of operations): May 28, 2003 - December 31, 2003 Janus Aspen Small Cap Value (Bay Isle) Subaccount.

(d)	For the period (commencement of operations): May 15, 2003 - December 31, 2003 Oppenheimer Aggressive Growth Subaccount.

(d)	For the period (commencement of operations): May 6, 2003 - December 31, 2003 Oppenheimer Capital Appreciation Subaccount.

(d)	For the period (commencement of operations): May 12, 2003 - December 31, 2003 Oppenheimer Global Securities Subaccount.

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust		Scudder Variable Series I
	Oppenheimer High Income Subaccount (e)	Oppenheimer Main Street Subaccount (e)	Oppenheimer Main Street Small Cap Subaccount (e)	Oppenheimer Strategic Bond Subaccount (e)	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount	Scudder Bond Subaccount	Scudder Capital Growth Subaccount
OPERATIONS
Net investment income (loss)	(4)	(5)	(13)	(5)	3	1	(335)	577	(405)
Net realized gain (loss) on sale of investments	8	11	22	2	3	2	(4,525)	350	(4,151)
Change in unrealized appreciation (depreciation) of investments	36	107	354	65	(4)	(2)	11,076	(246)	13,957

Net increase (decrease) in contract owners’ equity resulting from operations	40	113	363	62	2	1	6,216	681	9,401

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	317	434	424	268	2	—	1,747	2,678	2,075
Net transfer (to) from affiliate and subaccounts	448	892	2,578	1,046	41	10	79	(10,713)	3,238
Payments for redemptions	(20)	(3)	(51)	(6)	(35)	(28)	(759)	(1,355)	(1,654)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(1)	(5)	—	—	—	(66)	10	(112)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	(5)

Net increase (decrease) from contract owners’ equity transactions	745	1,322	2,946	1,308	8	(18)	1,001	(9,380)	3,542

Total increase (decrease) in contract owners’ equity	785	1,435	3,309	1,370	10	(17)	7,217	(8,699)	12,943

CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	—	210	231	20,833	17,198	36,569

End of period	785	1,435	3,309	1,370	220	214	28,050	8,499	49,512

(e)	For the period (commencement of operations): May 2, 2003 - December 31, 2003 Oppenheimer High Income Subaccount.

(e)	For the period (commencement of operations): May 5, 2003 - December 31, 2003 Oppenheimer Main Street Subaccount.

(e)	For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Main Street Small Cap Subaccount.

(e)	For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Strategic Bond Subaccount.

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Aggressive Growth Subaccount	Scudder Blue Chip Subaccount	Scudder Contrarian Value Subaccount	Scudder Fixed Income Subaccount
OPERATIONS
Net investment income (loss)	(984)	(145)	(845)	(480)	(1)	(431)	(833)	692	2,221
Net realized gain (loss) on sale of investments	(4,488)	(1,931)	(429)	558	—	(6,481)	(9,868)	(2,020)	1,282
Change in unrealized appreciation (depreciation) of investments	35,761	11,262	18,129	19,746	—	15,513	41,223	35,593	177

Net increase (decrease) in contract owners’ equity resulting from operations	30,289	9,186	16,855	19,824	(1)	8,601	30,522	34,265	3,680

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,064	2,037	5,180	7,138	26	2,073	3,725	6,257	5,222
Net transfer (to) from affiliate and subaccounts	2,958	194	4,528	(14,680)	94	(1,681)	30,939	5,527	(1,776)
Payments for redemptions	(2,248)	(1,690)	(1,764)	(3,217)	(16)	(1,292)	(5,842)	(10,336)	(7,622)
Guaranteed retirement income benefit, maintenance fees, and other fees	(212)	(104)	(174)	(178)	—	(88)	(308)	(245)	(232)
Annuity payout reserve adjustment	(5)	—	—	3	—	—	(11)	(11)	(7)

Net increase (decrease) from contract owners’ equity transactions	3,557	437	7,770	(10,934)	104	(988)	28,503	1,192	(4,415)

Total increase (decrease) in contract owners’ equity	33,846	9,623	24,625	8,890	103	7,613	59,025	35,457	(735)

CONTRACT OWNERS’ EQUITY
Beginning of period	64,171	37,291	49,863	83,409	30	27,890	78,102	113,597	99,482

End of period	98,017	46,914	74,488	92,299	133	35,503	137,127	149,054	98,747

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Scudder Variable Series II
	Scudder Global Blue Chip Subaccount	Scudder Government Securities Subaccount	Scudder Growth Subaccount	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Money Market Subaccount	Scudder Small Cap Growth Subaccount	Scudder Strategic Income Subaccount	Scudder Technology Growth Subaccount
OPERATIONS
Net investment income (loss)	(257)	7,870	(2,619)	13,958	(67)	(1,425)	(1,574)	(26)	(1,767)
Net realized gain (loss) on sale of investments	(780)	2,107	(19,652)	(2,693)	(3,685)	—	(22,937)	1,842	(93,567)
Change in unrealized appreciation (depreciation) of investments	7,467	(8,686)	70,479	31,121	24,271	—	56,035	(370)	142,110

Net increase (decrease) in contract owners’ equity resulting from operations	6,430	1,291	48,208	42,386	20,519	(1,425)	31,524	1,446	46,776

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,164	10,232	7,325	8,810	4,792	29,869	9,113	929	8,666
Net transfer (to) from affiliate and subaccounts	1,430	(61,239)	30,599	29,360	3,643	(87,111)	9,534	3,631	5,019
Payments for redemptions	(857)	(24,316)	(24,950)	(24,850)	(7,104)	(65,095)	(8,852)	(2,421)	(51,918)
Guaranteed retirement income benefit, maintenance fees, and other fees	(66)	(353)	(345)	(310)	(133)	(518)	(226)	(76)	(364)
Annuity payout reserve adjustment	(1)	22	5	(38)	(11)	(58)	(2)	—	(2)

Net increase (decrease) from contract owners’ equity transactions	1,670	(75,654)	12,634	12,972	1,187	(122,913)	9,567	2,063	(38,599)

Total increase (decrease) in contract owners’ equity	8,100	(74,363)	60,842	55,358	21,706	(124,338)	41,091	3,509	8,177

CONTRACT OWNERS’ EQUITY
Beginning of period	22,865	237,363	178,843	179,672	75,047	306,311	100,125	24,573	145,624

End of period	30,965	163,000	239,685	235,030	96,753	181,973	141,216	28,082	153,801

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Scudder Variable Series II
	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount	SVS Focus Value + Growth Subaccount	SVS Index 500 Subaccount	SVS INVESCO Dynamic Growth Subaccount
OPERATIONS
Net investment income (loss)	7,591	(1,128)	37	2,172	1,903	(676)	(239)	(515)	(294)
Net realized gain (loss) on sale of investments	(14,047)	(1,332)	(266)	1,483	181	(1,314)	(2,905)	(8,297)	(171)
Change in unrealized appreciation (depreciation) of investments	70,863	36,038	15,023	93,967	57,516	12,987	15,291	49,784	6,663

Net increase (decrease) in contract owners’ equity resulting from operations	64,407	33,578	14,794	97,622	59,600	10,997	12,147	40,972	6,198

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,311	10,014	3,499	23,945	12,448	4,673	3,466	12,294	1,622
Net transfer (to) from affiliate and subaccounts	(2,747)	8,392	536	9,499	11,723	4,334	2,378	9,898	739
Payments for redemptions	(48,531)	(3,034)	(2,725)	(11,807)	(9,871)	(1,053)	(3,494)	(5,581)	(461)
Guaranteed retirement income benefit, maintenance fees, and other fees	(481)	(355)	(165)	(971)	(390)	(131)	(91)	(467)	(59)
Annuity payout reserve adjustment	(138)	(3)	(4)	9	(12)	—	(1)	—	—

Net increase (decrease) from contract owners’ equity transactions	(39,586)	15,014	1,141	20,675	13,898	7,823	2,258	16,144	1,841

Total increase (decrease) in contract owners’ equity	24,821	48,592	15,935	118,297	73,498	18,820	14,405	57,116	8,039

CONTRACT OWNERS’ EQUITY
Beginning of period	416,026	113,303	56,572	316,953	149,053	40,566	39,194	146,428	18,257

End of period	440,847	161,895	72,507	435,250	222,551	59,386	53,599	203,544	26,296

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

(continued)

For the year ended December 31, 2003

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount (f)	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount (f)
OPERATIONS
Net investment income (loss)	(790)	(1,128)	—	(607)	(863)	—
Net realized gain (loss) on sale of investments	(5,392)	(11,664)	—	(813)	(897)	—
Change in unrealized appreciation (depreciation) of investments	30,931	31,165	3	18,035	25,069	1

Net increase (decrease) in contract owners’ equity resulting from operations	24,749	18,373	3	16,615	23,309	1

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	7,289	4,703	25	3,952	4,886	—
Net transfer (to) from affiliate and subaccounts	(5,385)	(5,979)	—	10,096	12,222	15
Payments for redemptions	(3,500)	(2,423)	—	(1,136)	(1,529)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	(318)	(223)	—	(124)	(173)	—
Annuity payout reserve adjustment	19	(4)	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,895)	(3,926)	25	12,788	15,406	15

Total increase (decrease) in contract owners’ equity	22,854	14,447	28	29,403	38,715	16

CONTRACT OWNERS’ EQUITY
Beginning of period	105,208	75,716	—	31,408	46,432	—

End of period	128,062	90,163	28	60,811	85,147	16

(f)	For the period (commencement of operations): June 12, 2003 - December 31, 2003 SVSI MFS Strategic Value Subaccount.

(f)	For the period (commencement of operations): June 11, 2003 - December 31, 2003 Scudder Real Estate Securities Subaccount.

See accompanying notes to financial statements

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

All required financial statements are included in Part B of this registration statement.

(b)	Exhibits:

1.1	A copy of the resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977. [4]

1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983[4]

2.	Not Applicable

3.1	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO[3]

3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc. [1]

3.3	Selling Group Agreement of Investors Brokerage Services, Inc. [2]

4.1	Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract[1][5]

4.2	Form of Certificate to Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract and Unisex Rider[15]

4.3	Form of Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract[15]

4.4	Unisex Rider (See Exhibit 4.2)[15]

4.5	Form of Qualified Plan Rider[7]

4.6	Form of SIMPLE IRA – Individual Retirement Annuity Supplemental Rider[7]

4.7	Form of Amendment to Contract to Qualify a Roth Individual Retirement Annuity[7]

4.8	Form of 457 Deferred Compensation Rider[7]

4.9	Form of Individual Retirement Annuity Rider[7]

4.10(a)	Form of Optional Enhanced Death Benefit Rider: Option 1[14]

4.10(b)	Form of Optional Enhanced Death Benefit Rider: Option 2[14]

4.11	Form of Disability Rider[8]

4.12	Form of Nursing Care Rider[8]

4.13	Form of ERISA Loan Rider[8]

4.14	Form of Endorsement to Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract[25]

4.15	Form of Endorsement to Certificate to Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract[25]

4.16	Form of Endorsement to Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract[25]

5.1	Form of Group Master Application[7]

5.2	Form of Individual Application[14]

6.	Kemper Investors Life Insurance Company articles of incorporation and by-laws[3]

7.	Not Applicable

8.1(a)	Fund Participation Agreement by and among The Alger American Fund, Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated[11]

8.1(b)	Service Agreement between Fred Alger Management, Inc. and Kemper Investors Life Insurance Company[11]

8.2(a)	Participation Agreement By and Among Kemper Investors Life Insurance Company and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management Securities, Inc. (f/k/a Counsellors Securities Inc.) [5]

8.2(b)	Service Agreement between Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company[12]

8.2(c)	Restatement of Participation Agreement among Counsellors Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company[9]

8.3(a)	Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.[10]

8.3(b)	November 1, 1999 Amendment to Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. [11]

8.3(c)	Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company[11]

8.3(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company[11]

8.4(a)	Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I)[6]

8.4(b)	Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc.[6]

8.4(c)	Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc.[6]

8.5	Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.[5]

8.6(a)	Form of Fund Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.[13]

8.6(b)	Form of Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Kemper Investors Life Insurance Company[13]

8.7(a)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation[15]

8.7(b)	Third Amendment to Fund Participation Agreement among Kemper Investors Life Insurance Company, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation[16]

8.7(c)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation[15]

8.7(d)	Amendment to Fund Participation Agreement among Kemper Investors Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation[17]

8.8(a)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Janus Aspen Series and Janus Capital Corporation[2]

8.8(b)	Service Agreement between Kemper Investors Life Insurance Company and Janus Capital Corporation[18]

8.9	Fund Participation Agreement by and between Kemper Investors Life Insurance Company and American Century Investment Management, Inc.[19]

8.10	Fund Participation Agreement between Kemper Investors Life Insurance Company and J.P. Morgan Series Trust II20

8.11	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investor’s Life Insurance Company[13]

8.12(a)	Form of Fund Participation Agreement between Kemper Investors Life Insurance Company and One Group Investment Trust[23]

8.12(b)	Form of Supplemental Payment Agreement [redacted] [23]

9	Opinion and Consent of M. Douglas Close, Esq. [25]

10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants[25]

11.	Not Applicable

12.	Not Applicable

13.	Schedules for Computation of Performance Calculations[21]

14.	Note Applicable

15.	Powers of Attorney for Diane C. Davis, Matthew Kindsvogel, David A. Bowers, David A. Levinson, Kenneth E. Owens, and Thomas D. Davenport. [25]

17.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2003, 2002, and 2001) [22]

17.2	Schedule IV: Reinsurance (years ended December 31, 2003, 2002 and 2001) [22]

17.3	Schedule V: Valuation and qualifying accounts (years ended December 31, 2003, 2002 and 2001) [22]

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.
[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.
[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.
[4]	Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.
[5]	Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.
[6]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[7]	Incorporated by reference to the Initial Registration Statement on Form S-1 for KILICO (File No. 333-61204) filed on or about October 12, 2001.
[8]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-61194) filed on or about October 12, 2001.

[9]	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.
[10]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.
[11]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.
[12]	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

[13]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[14]	Incorporated by reference to the Initial Registration Statement on Form N-4 for the Registrant (File No. 333-86046) filed on or about April 11, 2002.

[15]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

[16]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[17]	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

[18]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[19]	Incorporated by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.
[20]	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.
[21]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-86046) filed on or about July 9, 2002.
[22]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.
[23]	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.
[24]	Incorporated by reference to the Registration Statement on Form S-3 (File No. 333-121565) filed on or about December 22, 2004.
[25]	Filed herewith.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

The directors and principal officers of KILICO are listed below together with their current positions.

Name	Office with KILICO
Diane C. Davis[1]	President, Chief Executive Officer and Director
Matthew Kindsvogel[1]	Executive Vice President, Treasurer, Chief Financial Officer and Director
David A. Bowers[2]	Director
David A. Levinson[2]	Director
Kenneth N. Owens[2]	Director
Thomas D. Davenport[1]	Vice President, Chief Actuary and Director

James P. Brennan, Sr., Esq.1 serves as the Chief Compliance Officer for the Registrant.

[1]	The principal business address is 3003-77th Avenue, S.E. Mercer Island, WA 98040.
[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Zurich North America Organizational

USA OVERVIEW
Zurich Financial Services
Allied Zurich p.l.c.
Zurich Group Holding
100%
43%
57 %
100%
«Zürich» Versicherungs-Gesellschaft
100%
Farmers Group, Inc. (NV)
99.8711% (1)
Zurich Towers, Inc. (US-IL)
100 %
Zurich Holding Company of America, Inc.
99%
Zebra Property Fund I. LP
Maryland Casualty Company (US-MD) s
100%
Zurich American Insurance Company (US-NY)
100 %
Assurance Company of America (US-NY)
National Standard Insurance Company (US-TX)
Zurich Agency Services, Incorporated (US-TX)
3053847 Nova Scotia Company (2) (Canada)
32 %
18%
Maine Bonding and Casualty Company (US-ME)
Specialty Producer Group II, Inc.
Northern Insurance Company of New York (US-NY)
Valiant Insurance Company (US - IA)
ZSFH LLC
T.A. 100 %
Maryland Lloyds US-TX)
Robert Hampson Inc. (Canada)
Maryland Management Corporation (US-TX)
Maryland Insurance Company (US-MD)
Fidelity and Deposit Company of Maryland US-MD
Colonial American Casualty and Surety Company (US-MD)
Zurich Benefit Finance LLC (US - DE)
Zurich Global Investment Advisors LLC (US-DE)
Steadfast Insurance Company (US-DE)
American Zurich Insurance Company (US-IL)
Zurich American Insurance Company of Illinois (US-IL)
Zurich Warranty Solutions, Inc.
Minnesota Marketing Center, Inc. (US-MN)
Empire Fire & Marine Insurance Company (US-NE)
Empire Indemnity Insurance Company (US-OK)
Empire Management Services, Inc. [US - NE]
Zurich Premium Finance Company [US-NE]
Zurich Premium Finance Company of California [US - CA]
80%
Truckwriters' Incorporated [US - NE]
Universal Underwriters Insurance Company (KS)
Universal Underwriters of Texas Insurance Company
Universal Underwriters Insurance Services, Inc.
Universal Underwriters Insurance Services of Alabama, Inc.
Universal Underwriters Insurance Services of Texas, Inc.
Universal Underwriters Life Insurance Company

(1) Crown Management Services Limited owns 0.1289% of shares (see chart no. 14.1)

(2) Note: Nova Scotia Company is comprised of A and B shares. ZHCA owns the A shares. The most value of the Company is in the B shares owned 32% by MCC, 18% by F&D & 50% by Zurich Canada.

T.A. = Trust Agreements

is managed by

as reported until June 30, 2004

Branch | Non Life | Life | Reinsurance | Holding/Finance | Fully consolidated | Partnership | Rep. Office

Zurich North American Organizational

Zurich
Financial Services
USA 3
Kemper Group and Capital Z Investment Partners
Allied Zurich p.l.c.
100%
43
Zurich Group Holding
Zurich Insurance Company
100%
CMSH Limited (Bermuda
Aktiengesellschaft Assuricum
100%
99.8711 %
Zurich Holding Company of America, Inc.
see charts USA 1 and USA Overview
100%
Zurich CZI Management Holdings, LTD
100%
Zurich CZI Management, LTD
99.48%
CZI II-Palmyra Holdings, LLC
30 %
Palmyra Capital Management LLC
100%
CZI-Starview Holdings, LLLC
75.79%
Starview Capital Management LLC
90%
CZI Westbridge Holdings, L.P.
25%
Westbridge Capital Partners, LLC (India)
90%
CZI Lampe Conway Holdings,L.P.
50%
Lampe, Conway & Co., LLC
99.48%
CZI II Shoreview Holdings LL C
90%
CZI Ares Holdings LLC
99.80%
CZI Lyra Holdings LLC
CZI II Passport Holdigs LLC
99.48%
100%
Kemper Corporation
20%
KL-75 L.L.C.
30%
Kemper Investors Life Insurance Company
100%
100%
Kemper Real Estate Management Co.
KILICO Realty Corporation
100%
KFC Portfolio Corporation
100%
100%
Kemper Portfolio Corporation
100 %
FKLA Realty Corporation
Maunalua Associates, Inc.
100%
41.67%
ZKS Real Estate Partners, L.L.C.
1.5%
22.5%
21%
30%
held by Several Group companies with a total of 75%
KLMLP, L.P.
as reported until June 30, 2004
Branch
Non Life
Life
Reinsurance
Holding/Finance
Fully consolidated
Partnership
Rep. Office

Zurich North America Organizational

USA I
Zurich Financial Services
57 %
100%
Zurich Insurance Company
100%
Zurich Group Holding
43 %
Allied Zurich p.l.c.
99.8711 %
Zurich Holding Company of America, Inc.
100 %
Zurich American Insurance Company
100%
American Guarantee and Liability Insurance Company
79%
Specialty Producer Group, Inc. (DE)
100%
Zurich E&S Brokerage, Inc.
100%
Diversified Speciality Risks, Inc.
100%
Daniels-Head Agency, Inc.
100%
Zurich American Brokerage, Inc.
Universal Underwriters Service Corporation
Zurich Global Ltd
Universal Underwriters British Virgin Islands (BVI)
Universal Underwriters Acceptance Corporation
Zurich Finance (USA), Inc.
Universal Underwriters Service Corporation of Texas
Keswick Realty, Inc.
Universal Underwriters Management Company
The Zurich Services Corporation (US-IL)
Risk Enterprise Management, Ltd.
Zurich Warranty Management Services Ltd.
Daniels-Head Insurance Agency (GA), Inc.
Daniels-Head Insurance Agency (CT), Inc.
Daniels-Head Management Corp., a Texas Corporation (TX)
Daniels-Head General Agency, Inc. (TX)
Daniels-Head Insurance Agency, Inc. (NV)
Daniels/Head Insurance Agency, Inc., a Kentucky Corporation
Daniels-Head Insurance Agency (CO), Inc.
Daniels-Head Insurance Agency, Inc., an Ohio Corp.
Daniels-Head Insurance Agency, Inc. (CA)
Daniels-Head Insurance Agency (IA) Inc.
Daniels-Head Insurance Agency (IL) Inc.
Daniels-Head Insurance Agency (IN) Inc.
Daniels-Head Insurance Agency (KS) Inc.
Daniels-Head Insurance Agency (MA) Inc.
Daniels-Head Insurance Agency (MI) Inc.
Daniels-Head Insurance Agency (MN) Inc.
Daniels-Head Insurance Agency (MO) Inc.
Daniels-Head Insurance Agency (NC) Inc.
Daniels-Head Insurance Agency (ND) Inc.
Daniels-Head Insurance Agency (NE) Inc.
Daniels-Head Insurance Agency (NJ) Inc.
Daniels-Head Insurance Agency (NY) Inc.
Daniels-Head Insurance Agency (PA) Inc.
Daniels-Head Insurance Agency (SD) Inc.
Daniels-Head Insurance Agency (WA) Inc.
Daniels-Head Insurance Agency (WI) Inc.
Branch
Non Life
Life
Reinsurance
Holding/Finance
Fully consolidated
Partnership
Rep. Office

as reported until June 30, 2004

Item 27. Number of Contract Owners

As of January 31, 2005, the Registrant had 274 qualified and 300 non-qualified Scudder ZS4/Zurich Archway Contract Owners.

Item 28. Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company (“KILICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C, FKLA Variable Separate Account and Chase Variable Annuity Separate Account (formerly FKLA Variable Annuity Separate Account).

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

The address of each officer is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

Name and Principal Business Address	Position and Offices With Underwriter
James L. Harlin	Chairman and Director
Michael E. Scherrman	President and Director
Jamie L. Riesterer	Chief Financial Officer
Thomas K. Walsh	Assistant Vice President
Kenneth N. Olson	Director
Paul K. Miller	Chief Compliance Officer
Frank J. Julian	Secretary

Item 29.(c)

Not applicable.

Item 30. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at (1) 1400 American Lane, Schaumburg, Illinois 60196, (2) 2500 Westfield Drive, Elgin, Illinois 60123-7836, and (3) 3003-77th Ave, SE, Mercer Island, Washington 98040.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representation

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Kemper Investors Life Insurance Company (“KILICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the “Separate Account”), and Investors Brokerage Services, Inc. (“IBS”), the principal underwriter of the Group Flexible Premium Fixed, Market Value Adjusted and Variable Deferred Annuity Contracts (the “Contracts”) issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

2.	Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

3.	Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

4.	Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer’s IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.

KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the “Contracts”) issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (“Program”) in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

2.	Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

3.	Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

4.	Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Mercer Island, and State of Washington, on February 8, 2005.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

/s/ Diane C. Davis
By:	Diane C. Davis, President and Chief Executive Officer
(Signature)

KEMPER INVESTORS LIFE INSURANCE COMPANY
(Depositor)

/s/ Diane C. Davis
By:	Diane C. Davis, President and Chief Executive Officer
(Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Diane C. Davis Diane C. Davis	President, Chief Executive Officer and Director (Principal Executive Officer)	February 8, 2005

Matthew Kindsvogel*/	Executive Vice President, Treasurer, Chief Financial Officer, and Director (Principal Financial Officer and Principal Accounting Officer)	February , 2005

Thomas D. Davenport*/	Vice President, Chief Actuary and Director	February , 2005

David A. Bowers*/	Director	February , 2005

David A. Levinson*/	Director	February , 2005

Kenneth E. Owens*/	Director	February , 2005

/s/ Diane C. Davis */ By: Diane C. Davis	On February 8, 2005 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.

EXHIBIT INDEX

Exhibit Number	Description
4.14	Form of Endorsement to Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

4.15	Form of Endorsement to Certificate to Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

4.16	Form of Endorsement to Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

9.	Opinion and Consent of M. Douglas Close, Esq.

10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants